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                                           2000

Nationwide(R) Variable Account - 9
June 30, 2000


[THE BEST OF AMERICA(R) AMERICA'S FUTURE ANNUITY(SM) LOGO]

                                                      SEMI-ANNUAL REPORT

                                                       [NATIONWIDE LOGO]

                                               NATIONWIDE LIFE INSURANCE COMPANY
                                                 HOME OFFICE: COLUMBUS, OHIO


APO-3604-E (06/00)


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                               [NATIONWIDE LOGO]

                       NATIONWIDE LIFE INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220

                                    [PHOTO]

                              PRESIDENT'S MESSAGE

               We at Nationwide Life Insurance Company are pleased to bring you the 2000 semi-annual report of the Nationwide Variable Account-9.

               During the first half of 2000 fixed income and equity markets took a hiatus from their recent advances. It appears the Federal Reserve's interest rate hikers are accomplishing the intended purpose. Recent economic statistics show some moderation in the areas of home and vehicles sales because of the higher interest costs. And, there are other favorable indications that the Fed may yet "glide" the economy to a soft landing. Inflation remains low. Sustained increases in worker productivity continue to dampen pricing pressures of an increasingly tight labor pool. Corporate profitability growth remains viable. An improving global economy bodes well for U.S. exporting businesses. While all this provides a positive backdrop, we expect the markets will continue jittery and volatile during the second half of the year as uncertainty over further Fed actions persists. However, we believe patient investors in financial assets will be amply rewarded when we move beyond this temporary respite.

               Nationwide Life was a forerunner in the variable annuity and variable life insurance business. We continue to develop new and innovative investment products to better meet your financial planning and retirement needs. And, we are equally committed to providing you, our valued customer, the exceptional level of customer service you expect and deserve.

                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                 August 16, 2000

HOW TO READ THE SEMI-ANNUAL REPORT

This semi-annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available than those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide Variable Account-9. Rules and regulations of the United States Securities and Exchange Commission and recognized conventions of Generally Accepted Accounting Principals prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNER'S EQUITY

This statement begins on page 4 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their market value as of the close of business on June 30, 2000. The mutual funds are listed in alphabetical order. The market value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total market value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for money market fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for money market fund shares redeemed by contract owners' but not yet deducted from Total investments.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by funds series may be found on page 31. This summary also includes investment return for the reporting period for each fund series.

STATEMENTS OF OPERATIONS AND STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 7 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The INVESTMENT ACTIVITY section shows income to the variable account for reinvested dividends and capital gain distributions paid by the underlying mutual funds. Also shown are the mortality, expense and administration charges which are assessed through the daily unit value calculation and which represent an expense to the variable account and its contract owners. This section also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in market value of the underlying fund shares.

The EQUITY TRANSACTIONS section illustrates the receipt of purchase payments, as new contracts are sold or additional payments made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money.

The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which when added to the beginning Contract owners' equity equals Contract owners' equity at the end of the reporting period.

NOTES TO FINANCIAL STATEMENTS, beginning on page 20, provide further disclosures about the variable account and its underlying contract provisions.

                          NATIONWIDE VARIABLE ACCOUNT-9
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                                  JUNE 30, 2000
                                   (UNAUDITED)

ASSETS:
   Investments at market value:

      American Century VP - American Century VP Income & Growth (ACVPIncGr)
         27,628,006 shares (cost $196,354,529) .........................................................     $  211,906,806

      American Century VP - American Century VP International (ACVPInt)
         26,131,236 shares (cost $300,917,379) .........................................................        302,077,092

      American Century VP - American Century VP Value (ACVPValue)
         9,104,886 shares (cost $53,509,831) ...........................................................         49,348,483

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         6,729,818 shares (cost $236,773,344) ..........................................................        269,596,503

      Dreyfus Stock Index Fund (DryStkIx)
         31,251,085 shares (cost $1,063,642,321) .......................................................      1,188,166,259

      Dreyfus VIF - Appreciation Portfolio (DryAp)
         4,207,039 shares (cost $155,492,210) ..........................................................        172,404,472

      Dreyfus IP - European Equities Fund (DryEuroEq)
         805,803 shares (cost $12,822,463) .............................................................         12,796,159

      Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)
         2,651,987 shares (cost $26,087,852) ...........................................................         26,546,388

      Fidelity VIP - Equity-Income Portfolio - Service Class (FidVIPEIS)
         17,173,080 shares (cost $421,574,774) .........................................................        392,404,880

      Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS)
         19,159,387 shares (cost $907,193,475) .........................................................        984,600,911

      Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS)
         20,159,062 shares (cost $216,374,882) .........................................................        200,550,966

      Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)
         5,704,487 shares (cost $132,354,418) ..........................................................        133,599,079

      Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)
         22,061,694 shares (cost $543,655,103) .........................................................        552,204,207

      Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)
         9,596,213 shares (cost $208,631,580) ..........................................................        197,490,065

      Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
         8,223,146 shares (cost $271,894,961) ..........................................................        258,371,252

      Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
         23,276,457 shares (cost $238,708,760) .........................................................        228,574,807

      Janus Aspen Series - International Growth Portfolio - Service shares (JanInGro)
         5,152,095 shares (cost $208,762,730) ..........................................................        202,734,920

      Nationwide SAT - Balanced Fund (NSATBal)
         8,361,299 shares (cost $87,953,580) ...........................................................         87,208,348

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         12,498,918 shares (cost $326,208,158) .........................................................        323,222,011

      Nationwide SAT - Equity Income Fund (NSATEqInc)
         2,955,920 shares (cost $36,289,528) ...........................................................         40,555,221

      Nationwide SAT - Global 50 Fund (NSATGlob50)
         3,436,560 shares (cost $44,500,083) ...........................................................         47,046,500

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         23,832,270 shares (cost $270,600,970) .........................................................        259,533,423

      Nationwide SAT - High Income Bond Fund (NSATHIncBd)
         5,885,261 shares (cost $58,025,311) ...........................................................         52,496,528

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         491,991,154 shares (cost $491,991,154) ........................................................        491,991,154

      Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd)
         7,829,981 shares (cost $75,071,061) ...........................................................         72,740,521

      Nationwide SAT - Mid Cap Index Fund (NSATMidCap)
         2,680,255 shares (cost $33,148,639) ...........................................................         35,620,595

      Nationwide SAT - Small Cap Growth Fund (NSATSmCapG)
         2,348,729 shares (cost $50,499,639) ...........................................................         48,642,187

      Nationwide SAT - Small Cap Value Fund (NSATSmCapV)
         9,914,583 shares (cost $102,881,969) ..........................................................        106,978,347

      Nationwide SAT - Small Company Fund (NSATSmCo)
         7,950,248 shares (cost $190,570,632) ..........................................................        189,215,904

      Nationwide SAT - Strategic Growth Fund (NSATStrGro)
         8,527,703 shares (cost $175,145,048) ..........................................................        183,089,780

      Nationwide SAT - Strategic Value Fund (NSATStrVal)
         2,123,788 shares (cost $20,577,071) ...........................................................         19,645,043

      Nationwide SAT - Total Return Fund (NSATTotRe)
         27,923,190 shares (cost $521,920,840) .........................................................        541,430,654

      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
         4,360,631 shares (cost $64,749,793) ...........................................................         71,252,703

      Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr)
         8,913,890 shares (cost $208,122,450) ..........................................................        244,240,584

      Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
         7,391,270 shares (cost $132,843,896) ..........................................................        118,038,584

      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
         6,506,522 shares (cost $293,702,519) ..........................................................        332,743,548

      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
         4,031,906 shares (cost $358,083,673) ..........................................................        389,643,360

      Oppenheimer Global Securities Fund/VA (OppGlSec)
         159,830 shares (cost $5,111,988) ..............................................................          5,106,562

      Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
         10,466,281 shares (cost $236,082,932) .........................................................        244,387,668

      Strong Opportunity Fund II, Inc. (StOpp2)
         358,494 shares (cost $9,907,140) ..............................................................          9,697,268

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, CONTINUED

      Universal IF - Emerging Markets Debt Portfolio (UIFEmMkt)
         1,451,946 shares (cost $10,639,972) ...........................................................         10,686,321

      Universal IF - Mid Cap Growth Portfolio (UIFMidCpG)
         17,051 shares (cost $251,216) .................................................................            249,287

      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         3,859,606 shares (cost $48,021,993) ...........................................................         48,206,485

      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         865,138 shares (cost $9,834,785) ..............................................................          9,741,449

      Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)
         2,956,661 shares (cost $37,931,158) ...........................................................         39,796,658

      Victory VIF - Diversified Stock Fund - Class A (VVIFDStk)
         663,180 shares (cost $6,464,882) ..............................................................          6,492,533

      Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd)
         203,418 shares (cost $2,022,802) ..............................................................          2,009,772

      Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)
         159,045 shares (cost $1,561,051) ..............................................................          1,698,597

      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,351,827 shares (cost $36,003,776) ...........................................................         35,841,837

      Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGPVenCp)
         1,093,502 shares (cost $22,071,323) ...........................................................         22,110,620

      Warburg Pincus Trust - Value Portfolio (WPValue)
         1,712,123 shares (cost $20,651,407) ...........................................................         19,860,632
                                                                                                              -------------
            Total assets ...............................................................................      9,494,593,933

ACCOUNTS PAYABLE .......................................................................................          7,613,764
                                                                                                              -------------
CONTRACT OWNERS' EQUITY (NOTE 4) .......................................................................    $ 9,486,980,169
                                                                                                              =============

See accompanying notes to financial statements.

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY

STATEMENTS OF OPERATIONS

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                Total                              ACVPIncGr
                                                   --------------------------------     -------------------------------
                                                       2000              1999              2000              1999
                                                   --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $   63,617,420        37,663,935           975,363            13,740
    Mortality and expense risk charges (note 2)       (40,270,296)      (16,399,096)         (949,745)         (354,976)
                                                   --------------    --------------    --------------    --------------
        Net investment activity ................       23,347,124        21,264,839            25,618          (341,236)
                                                   --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ......    4,053,753,865       436,501,099           745,850           204,409
    Cost of mutual fund shares sold ............   (3,913,600,331)     (430,233,531)         (604,567)         (152,195)
                                                   --------------    --------------    --------------    --------------
        Realized gain (loss) on investments ....      140,153,534         6,267,568           141,283            52,214
    Change in unrealized gain (loss)
        on investments .........................     (340,512,143)      247,039,172        (7,081,436)        7,585,335
                                                   --------------    --------------    --------------    --------------
        Net gain (loss) on investments .........     (200,358,609)      253,306,740        (6,940,153)        7,637,549
                                                   --------------    --------------    --------------    --------------
    Reinvested capital gains ...................      236,235,939        42,592,745              --                --
                                                   --------------    --------------    --------------    --------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................       59,224,454       317,164,324        (6,914,535)        7,296,313
                                                   --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................    3,177,273,695     1,585,047,423        62,062,512        45,207,336
    Transfers between funds ....................             --                --          (2,354,537)        9,479,869
    Redemptions ................................     (272,866,559)      (91,634,140)       (4,558,830)       (1,707,312)
    Annuity benefits ...........................          (72,878)             --              (1,127)             --
    Annual contract maintenance charge
        (note 2) ...............................          (77,803)             --              (4,010)             --
    Contingent deferred sales charges
        (note 2) ...............................       (5,113,983)       (2,040,175)          (81,680)          (34,337)
    Adjustments to maintain reserves ...........       (1,552,817)          (11,924)          (26,258)           (7,885)
                                                   --------------    --------------    --------------    --------------
             Net equity transactions ...........    2,897,589,655     1,491,361,184        55,036,070        52,937,671
                                                   --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    2,956,814,109     1,808,525,508        48,121,535        60,233,984
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................    6,530,166,060     2,588,796,935       163,760,413        46,170,274
                                                   --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $9,486,980,169     4,397,322,443       211,881,948       106,404,258
                                                   ==============    ==============    ==============    ==============

                                                                 ACVPInt                            ACVPValue
                                                     --------------------------------    --------------------------------
                                                         2000              1999              2000              1999
                                                     --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................            295,124              --             493,863           227,207
    Mortality and expense risk charges (note 2)          (1,313,105)         (338,039)         (217,545)         (122,893)
                                                     --------------    --------------    --------------    --------------
        Net investment activity ................         (1,017,981)         (338,039)          276,318           104,314
                                                     --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ......        529,187,640        28,882,681        16,481,420         6,044,175
    Cost of mutual fund shares sold ............       (498,507,463)      (28,822,770)      (18,978,094)       (6,461,455)
                                                     --------------    --------------    --------------    --------------
        Realized gain (loss) on investments ....         30,680,177            59,911        (2,496,674)         (417,280)
    Change in unrealized gain (loss)
        on investments .........................        (46,196,956)        5,197,935          (902,325)        1,272,269
                                                     --------------    --------------    --------------    --------------
        Net gain (loss) on investments .........        (15,516,779)        5,257,846        (3,398,999)          854,989
                                                     --------------    --------------    --------------    --------------
    Reinvested capital gains ...................          4,412,512              --           1,263,708         2,152,580
                                                     --------------    --------------    --------------    --------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        (12,122,248)        4,919,807        (1,858,973)        3,111,883
                                                     --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................         99,308,922        27,275,401        14,249,080         6,897,928
    Transfers between funds ....................         26,509,516         7,624,754            31,405         2,489,034
    Redemptions ................................         (6,914,227)       (1,167,217)       (1,391,652)         (510,367)
    Annuity benefits ...........................               --                --                --                --
    Annual contract maintenance charge
        (note 2) ...............................               (749)             --                 (67)             --
    Contingent deferred sales charges
        (note 2) ...............................           (149,032)          (20,669)          (37,228)          (12,246)
    Adjustments to maintain reserves ...........              1,380               290                (9)              160
                                                     --------------    --------------    --------------    --------------
             Net equity transactions ...........        118,755,810        33,712,559        12,851,529         8,864,509
                                                     --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        106,633,562        38,632,366        10,992,556        11,976,392
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................        195,444,988        52,242,163        38,355,932        21,650,989
                                                     --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        302,078,550        90,874,529        49,348,488        33,627,381
                                                     ==============    ==============    ==============    ==============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                               DrySRGro                            DryStkIx
                                                   --------------------------------    --------------------------------
                                                         2000              1999              2000              1999
                                                   --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $       32,489              --           5,254,586         2,874,693
    Mortality and expense risk charges (note 2)        (1,090,782)         (288,082)       (5,269,514)       (2,202,326)
                                                   --------------    --------------    --------------    --------------
        Net investment activity ................       (1,058,293)         (288,082)          (14,928)          672,367
                                                   --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ......          346,523           909,313        12,343,645         1,343,755
    Cost of mutual fund shares sold ............         (248,434)         (678,435)       (8,723,357)       (1,017,256)
                                                   --------------    --------------    --------------    --------------
        Realized gain (loss) on investments ....           98,089           230,878         3,620,288           326,499
    Change in unrealized gain (loss)
        on investments .........................        7,577,904         7,232,633       (11,667,486)       47,508,215
                                                   --------------    --------------    --------------    --------------
        Net gain (loss) on investments .........        7,675,993         7,463,511        (8,047,198)       47,834,714
                                                   --------------    --------------    --------------    --------------
    Reinvested capital gains ...................             --                --           1,144,840         1,965,539
                                                   --------------    --------------    --------------    --------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        6,617,700         7,175,429        (6,917,286)       50,472,620
                                                   --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................       93,121,887        34,366,378       308,430,820       225,676,473
    Transfers between funds ....................        9,760,009         7,357,370        (8,451,696)       40,758,356
    Redemptions ................................       (6,408,454)       (1,412,020)      (33,818,585)       (9,528,826)
    Annuity benefits ...........................           (7,638)             --             (33,217)             --
    Annual contract maintenance charge
        (note 2) ...............................           (7,582)             --             (17,198)             --
    Contingent deferred sales charges
        (note 2) ...............................         (128,429)          (26,052)         (632,228)         (209,605)
    Adjustments to maintain reserves ...........         (152,828)              423          (312,673)            3,670
                                                   --------------    --------------    --------------    --------------
             Net equity transactions ...........       96,176,965        40,286,099       265,165,223       256,700,068
                                                   --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      102,794,665        47,461,528       258,247,937       307,172,688
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      166,642,026        38,805,599       929,607,317       311,454,663
                                                   --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  269,436,691        86,267,127     1,187,855,254       618,627,351
                                                   ==============    ==============    ==============    ==============

                                                                 DryAp                             DryEuroEq
                                                    --------------------------------    --------------------------------
                                                          2000              1999              2000              1999
                                                    --------------    --------------    --------------    --------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................             8,029             4,635              --                --
    Mortality and expense risk charges (note 2)           (821,533)         (433,169)          (42,068)             --
                                                    --------------    --------------    --------------    --------------
        Net investment activity ................          (813,504)         (428,534)          (42,068)             --
                                                    --------------    --------------    --------------    --------------

    Proceeds from mutual fund shares sold ......        15,938,788         4,358,568        25,944,995              --
    Cost of mutual fund shares sold ............       (13,666,180)       (3,605,577)      (25,863,030)             --
                                                    --------------    --------------    --------------    --------------
        Realized gain (loss) on investments ....         2,272,608           752,991            81,965              --
    Change in unrealized gain (loss)
        on investments .........................         1,973,850         5,487,496          (226,725)             --
                                                    --------------    --------------    --------------    --------------
        Net gain (loss) on investments .........         4,246,458         6,240,487          (144,760)             --
                                                    --------------    --------------    --------------    --------------
    Reinvested capital gains ...................              --                --             229,206              --
                                                    --------------    --------------    --------------    --------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................         3,432,954         5,811,953            42,378              --
                                                    --------------    --------------    --------------    --------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        32,238,168        56,151,210         6,951,438              --
    Transfers between funds ....................       (22,937,230)        5,466,197         3,935,152              --
    Redemptions ................................        (5,576,644)       (1,772,047)         (265,399)             --
    Annuity benefits ...........................            (8,063)             --                --                --
    Annual contract maintenance charge
        (note 2) ...............................            (4,289)             --                 (24)             --
    Contingent deferred sales charges
        (note 2) ...............................          (118,750)          (34,889)           (1,347)             --
    Adjustments to maintain reserves ...........           (22,767)              242              (614)             --
                                                    --------------    --------------    --------------    --------------
             Net equity transactions ...........         3,570,425        59,810,713        10,619,206              --
                                                    --------------    --------------    --------------    --------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         7,003,379        65,622,666        10,661,584              --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       165,362,029        57,411,990         2,133,928              --
                                                    --------------    --------------    --------------    --------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       172,365,408       123,034,656        12,795,512              --
                                                    ==============    ==============    ==============    ==============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             FedQualBd                     FidVIPEIS
                                                   ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $    150,951            --         5,982,279       3,121,196
    Mortality and expense risk charges (note 2)         (87,730)           (146)     (1,824,975)     (1,187,404)
                                                   ------------    ------------    ------------    ------------
        Net investment activity ................         63,221            (146)      4,157,304       1,933,792
                                                   ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......      4,782,657          23,673      31,664,850         827,997
    Cost of mutual fund shares sold ............     (4,730,082)        (23,880)    (33,358,964)       (779,341)
                                                   ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....         52,575            (207)     (1,694,114)         48,656
    Change in unrealized gain (loss)
        on investments .........................        474,256           1,659     (38,326,057)     20,047,979
                                                   ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........        526,831           1,452     (40,020,171)     20,096,635
                                                   ------------    ------------    ------------    ------------
    Reinvested capital gains ...................           --              --        23,074,503       6,899,485
                                                   ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        590,052           1,306     (12,788,364)     28,929,912
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     16,426,440         101,034      91,368,919      83,135,663
    Transfers between funds ....................      2,497,303         177,538     (37,551,010)      4,680,466
    Redemptions ................................       (409,579)        (12,911)    (10,480,953)     (6,769,854)
    Annuity benefits ...........................           (230)           --              (180)           --
    Annual contract maintenance charge
        (note 2) ...............................             (3)           --            (1,729)           --
    Contingent deferred sales charges
        (note 2) ...............................         (2,026)           --          (226,853)       (120,023)
    Adjustments to maintain reserves ...........        (40,863)        166,933          (2,663)          1,722
                                                   ------------    ------------    ------------    ------------
             Net equity transactions ...........     18,471,042         432,594      43,105,531      80,927,974
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     19,061,094         433,900      30,317,167     109,857,886
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      7,446,931            --       362,084,796     196,573,059
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 26,508,025         433,900     392,401,963     306,430,945
                                                   ============    ============    ============    ============

                                                             FidVIPGrS                       FidVIPHIS
                                                    ----------------------------    ----------------------------
                                                        2000            1999            2000            1999
                                                    ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................         618,228         246,130      12,720,862       9,984,261
    Mortality and expense risk charges (note 2)       (4,093,274)       (979,321)       (961,921)       (614,960)
                                                    ------------    ------------    ------------    ------------
        Net investment activity ................      (3,475,046)       (733,191)     11,758,941       9,369,301
                                                    ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......      16,011,842      12,358,888      41,334,992      15,932,874
    Cost of mutual fund shares sold ............     (11,526,006)    (10,312,332)    (46,139,891)    (17,709,692)
                                                    ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....       4,485,836       2,046,556      (4,804,899)     (1,776,818)
    Change in unrealized gain (loss)
        on investments .........................     (37,691,210)      7,844,659     (17,407,152)        499,650
                                                    ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........     (33,205,374)      9,891,215     (22,212,051)     (1,277,168)
                                                    ------------    ------------    ------------    ------------
    Reinvested capital gains ...................      73,816,434      15,475,451            --           373,243
                                                    ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................      37,136,014      24,633,475     (10,453,110)      8,465,376
                                                    ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     320,964,733     130,580,253      48,014,914      39,669,505
    Transfers between funds ....................      40,387,955      55,251,621     (26,822,537)      2,252,923
    Redemptions ................................     (21,757,122)    (10,986,518)     (6,416,711)     (3,433,867)
    Annuity benefits ...........................          (3,442)           --              --              --
    Annual contract maintenance charge
        (note 2) ...............................          (7,625)           --              (966)           --
    Contingent deferred sales charges
        (note 2) ...............................        (447,700)       (494,543)       (111,335)        (47,134)
    Adjustments to maintain reserves ...........        (252,891)          1,421           1,703             321
                                                    ------------    ------------    ------------    ------------
             Net equity transactions ...........     338,883,908     174,352,234      14,665,068      38,441,748
                                                    ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     376,019,922     198,985,709       4,211,958      46,907,124
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................     608,360,296     109,329,873     196,340,692     103,387,120
                                                    ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........     984,380,218     308,315,582     200,552,650     150,294,244
                                                    ============    ============    ============    ============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             FidVIPOvS                           FidVIPConS
                                                   ------------------------------    ------------------------------
                                                       2000             1999             2000             1999
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................  $   1,457,064          428,804        1,560,219          703,614
    Mortality and expense risk charges (note 2)        (573,653)        (161,868)      (2,502,443)        (923,297)
                                                  -------------    -------------    -------------    -------------
        Net investment activity ................        883,411          266,936         (942,224)        (219,683)
                                                  -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......    376,016,642       38,295,402       18,625,523          923,536
    Cost of mutual fund shares sold ............   (379,116,646)     (37,217,391)     (15,188,744)        (749,244)
                                                  -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....     (3,100,004)       1,078,011        3,436,779          174,292
    Change in unrealized gain (loss)
        on investments .........................     (9,882,668)         697,234      (68,210,833)      13,981,923
                                                  -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........    (12,982,672)       1,775,245      (64,774,054)      14,156,215
                                                  -------------    -------------    -------------    -------------
    Reinvested capital gains ...................      9,430,441          691,619       56,635,936        5,159,836
                                                  -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................     (2,668,820)       2,733,800       (9,080,342)      19,096,368
                                                  -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     41,263,648       11,739,454      160,495,200       97,521,750
    Transfers between funds ....................      5,267,064        5,429,671      (11,291,943)      23,999,442
    Redemptions ................................     (2,656,606)        (599,855)     (12,430,075)      (3,839,870)
    Annuity benefits ...........................          2,629             --             (7,984)            --
    Annual contract maintenance charge
        (note 2) ...............................           (142)            --             (6,814)            --
    Contingent deferred sales charges
        (note 2) ...............................        (38,782)         (16,163)        (281,886)         (67,460)
    Adjustments to maintain reserves ...........        (39,107)             118         (130,168)           1,212
                                                  -------------    -------------    -------------    -------------
             Net equity transactions ...........     43,798,704       16,553,225      136,346,330      117,615,074
                                                  -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     41,129,884       19,287,025      127,265,988      136,711,442
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................     92,437,608       26,272,538      424,819,690      128,667,017
                                                  -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........  $ 133,567,492       45,559,563      552,085,678      265,378,459
                                                  =============    =============    =============    =============

                                                                FidVIPGrOpS                       JanCapAp
                                                     ------------------------------    ------------------------------
                                                         2000             1999             2000             1999
                                                     -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................         2,415,304        1,071,044          105,019             --
    Mortality and expense risk charges (note 2)           (966,227)        (641,741)        (670,639)            --
                                                     -------------    -------------    -------------    -------------
        Net investment activity ................         1,449,077          429,303         (565,620)            --
                                                     -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......        24,165,117        1,852,749        7,332,566             --
    Cost of mutual fund shares sold ............       (23,082,685)      (1,566,483)      (7,333,573)            --
                                                     -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....         1,082,432          286,266           (1,007)            --
    Change in unrealized gain (loss)
        on investments .........................       (23,729,848)       6,192,474      (13,523,709)            --
                                                     -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........       (22,647,416)       6,478,740      (13,524,716)            --
                                                     -------------    -------------    -------------    -------------
    Reinvested capital gains ...................        12,702,709        2,093,404             --               --
                                                     -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        (8,495,630)       9,001,447      (14,090,336)            --
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        37,620,897       57,212,764      179,298,824             --
    Transfers between funds ....................       (33,299,863)       4,483,068       97,078,616             --
    Redemptions ................................        (6,240,707)      (3,123,300)      (3,869,377)            --
    Annuity benefits ...........................              (148)            --               (723)            --
    Annual contract maintenance charge
        (note 2) ...............................              (781)            --               (148)            --
    Contingent deferred sales charges
        (note 2) ...............................          (122,429)         (70,522)         (53,484)            --
    Adjustments to maintain reserves ...........           (24,387)            (612)         (28,001)            --
                                                     -------------    -------------    -------------    -------------
             Net equity transactions ...........        (2,067,418)      58,501,398      272,425,707             --
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       (10,563,048)      67,502,845      258,335,371             --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       208,028,456      100,601,545             --               --
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       197,465,408      168,104,390      258,335,371             --
                                                     =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                            JanGlobTech                        JanInGro
                                                   ------------------------------   ------------------------------
                                                        2000             1999            2000             1999
                                                   -------------    -------------   -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $        --               --              --               --
    Mortality and expense risk charges (note 2)         (611,653)            --          (504,219)            --
                                                   -------------    -------------   -------------    -------------
        Net investment activity ................        (611,653)            --          (504,219)            --
                                                   -------------    -------------   -------------    -------------
    Proceeds from mutual fund shares sold ......       3,728,877             --        39,607,247             --
    Cost of mutual fund shares sold ............      (3,834,326)            --       (43,068,243)            --
                                                   -------------    -------------   -------------    -------------
        Realized gain (loss) on investments ....        (105,449)            --        (3,460,996)            --
    Change in unrealized gain (loss)
        on investments .........................     (10,133,953)            --        (6,027,810)            --
                                                   -------------    -------------   -------------    -------------
        Net gain (loss) on investments .........     (10,239,402)            --        (9,488,806)            --
                                                   -------------    -------------   -------------    -------------
    Reinvested capital gains ...................            --               --              --               --
                                                   -------------    -------------   -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................     (10,851,055)            --        (9,993,025)            --
                                                   -------------    -------------   -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     151,344,921             --       142,470,808             --
    Transfers between funds ....................      91,666,904             --        72,707,020             --
    Redemptions ................................      (3,544,680)            --        (2,427,766)            --
    Annuity benefits ...........................          (1,382)            --              (673)            --
    Annual contract maintenance charge
        (note 2) ...............................            (234)            --              (115)            --
    Contingent deferred sales charges
        (note 2) ...............................         (54,839)            --           (15,995)            --
    Adjustments to maintain reserves ...........         (17,286)            --           (50,384)            --
                                                   -------------    -------------   -------------    -------------
                                                     239,393,404             --       212,682,895             --
             Net equity transactions ...........   -------------    -------------   -------------    -------------

                                                     228,542,349             --       202,689,870             --
NET CHANGE IN CONTRACT OWNERS' EQUITY ..........
CONTRACT OWNERS' EQUITY BEGINNING                           --               --              --               --
    OF PERIOD ..................................   -------------    -------------   -------------    -------------
                                                   $ 228,542,349             --       202,689,870             --
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   =============    =============   =============    =============

                                                              NSATBal                          NSATCapAp
                                                   ------------------------------    ------------------------------
                                                        2000             1999             2000             1999
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................       1,200,742          922,884          531,132          724,723
    Mortality and expense risk charges (note 2)         (391,413)        (241,411)      (1,556,125)      (1,159,637)
                                                   -------------    -------------    -------------    -------------
        Net investment activity ................         809,329          681,473       (1,024,993)        (434,914)
                                                   -------------    -------------    -------------    -------------
    Proceeds from mutual fund shares sold ......       7,887,144          618,365       45,084,457        6,579,478
    Cost of mutual fund shares sold ............      (8,093,508)        (582,333)     (44,614,990)      (5,304,872)
                                                   -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....        (206,364)          36,032          469,467        1,274,606
    Change in unrealized gain (loss)
        on investments .........................       1,246,382        2,071,844           66,581       28,866,892
                                                   -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........       1,040,018        2,107,876          536,048       30,141,498
                                                   -------------    -------------    -------------    -------------
    Reinvested capital gains ...................            --                921             --               --
                                                   -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................       1,849,347        2,790,270         (488,945)      29,706,584
                                                   -------------    -------------    -------------    -------------
EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................      22,641,290       19,553,752       47,654,937       94,015,356
    Transfers between funds ....................      (8,326,344)      (1,302,358)     (56,079,593)      (8,468,758)
    Redemptions ................................      (2,793,283)      (1,008,293)      (9,530,805)      (5,783,828)
    Annuity benefits ...........................            --               --             (2,293)            --
    Annual contract maintenance charge
        (note 2) ...............................            (464)            --             (5,224)            --
    Contingent deferred sales charges
        (note 2) ...............................         (57,113)         (12,750)        (258,496)        (113,363)
    Adjustments to maintain reserves ...........           1,247        1,477,524          (80,219)        (894,636)
                                                   -------------    -------------   -------------    -------------
                                                      11,465,333       18,707,875      (18,301,693)      78,754,771
             Net equity transactions ...........   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      13,314,680       21,498,145      (18,790,638)     108,461,355
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      73,894,926       39,173,071      341,934,234      195,527,481
                                                   -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      87,209,606       60,671,216      323,143,596      303,988,836
                                                   =============    =============    =============    =============

                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                            NSATEqInc                        NSATGlob50
                                                   ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $    125,686          42,594         371,082          84,642
    Mortality and expense risk charges (note 2)        (168,862)        (77,796)       (216,302)        (94,623)
                                                   ------------    ------------    ------------    ------------
        Net investment activity ................        (43,176)        (35,202)        154,780          (9,981)
                                                   ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......        883,436         298,097      11,959,820         152,557
    Cost of mutual fund shares sold ............       (661,524)       (251,403)     (9,693,346)       (121,281)
                                                   ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....        221,912          46,694       2,266,474          31,276
    Change in unrealized gain (loss)
        on investments .........................         92,492       1,478,353      (2,748,212)      1,438,278
                                                   ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........        314,404       1,525,047        (481,738)      1,469,554
                                                   ------------    ------------    ------------    ------------
    Reinvested capital gains ...................           --            10,580            --            50,929
                                                   ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        271,228       1,500,425        (326,958)      1,510,502
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     12,740,616       4,804,881      11,820,240       5,919,999
    Transfers between funds ....................      1,512,797       1,167,075        (530,082)      1,279,708
    Redemptions ................................       (841,057)       (355,600)       (933,582)       (395,301)
    Annuity benefits ...........................           --              --              (178)           --
    Annual contract maintenance charge
        (note 2) ...............................            (86)           --              (105)           --
    Contingent deferred sales charges
        (note 2) ...............................        (15,933)         (4,002)        (20,091)         (3,138)
    Adjustments to maintain reserves ...........            390              89         (38,627)        897,291
                                                   ------------    ------------    ------------    ------------
             Net equity transactions ...........     13,396,727       5,612,443      10,297,575       7,698,559
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     13,667,955       7,112,868       9,970,617       9,209,061
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................     26,887,620      12,791,973      37,100,378      15,026,672
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 40,555,575      19,904,841      47,070,995      24,235,733
                                                   ============    ============    ============    ============

                                                            NSATGvtBd                      NSATHIncBd
                                                   ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................      7,435,846       4,807,766       2,479,045       1,632,272
    Mortality and expense risk charges (note 2)      (1,219,392)       (799,822)       (251,006)       (189,815)
                                                   ------------    ------------    ------------    ------------
        Net investment activity ................      6,216,454       4,007,944       2,228,039       1,442,457
                                                   ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......     29,881,289       7,231,106       2,909,782       4,153,160
    Cost of mutual fund shares sold ............    (31,682,860)     (7,242,623)     (3,125,407)     (4,255,684)
                                                   ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....     (1,801,571)        (11,517)       (215,625)       (102,524)
    Change in unrealized gain (loss)
        on investments .........................      3,910,103      (8,300,092)     (2,957,554)       (761,642)
                                                   ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........      2,108,532      (8,311,609)     (3,173,179)       (864,166)
                                                   ------------    ------------    ------------    ------------
    Reinvested capital gains ...................           --              --              --            20,477
                                                   ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................      8,324,986      (4,303,665)       (945,140)        598,768
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     54,025,282      85,612,418      11,014,004      14,907,728
    Transfers between funds ....................    (34,847,034)    (15,675,932)     (5,546,707)        337,149
    Redemptions ................................     (9,540,352)     (5,375,871)     (1,919,577)     (1,088,724)
    Annuity benefits ...........................           --              --              --              --
    Annual contract maintenance charge
        (note 2) ...............................         (1,435)           --              (104)           --
    Contingent deferred sales charges
        (note 2) ...............................       (155,763)        (87,093)        (43,813)        (17,422)
    Adjustments to maintain reserves ...........          3,316        (359,994)            519              18
                                                   ------------    ------------    ------------    ------------
             Net equity transactions ...........      9,484,014      64,113,528       3,504,322      14,138,749
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     17,809,000      59,809,863       2,559,182      14,737,517
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................    241,727,767     135,739,661      49,937,862      29,999,540
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........    259,536,767     195,549,524      52,497,044      44,737,057
                                                   ============    ============    ============    ============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                                NSATMyMkt                           NSATMSecBd
                                                   ----------------------------------    ----------------------------------
                                                        2000               1999               2000               1999
                                                   ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $    12,087,750          4,874,800          2,229,945          1,291,422
    Mortality and expense risk charges (note 2)         (2,353,895)        (1,065,069)          (327,894)          (195,363)
                                                   ---------------    ---------------    ---------------    ---------------
        Net investment activity ................         9,733,855          3,809,731          1,902,051          1,096,059
                                                   ---------------    ---------------    ---------------    ---------------

    Proceeds from mutual fund shares sold ......     2,002,184,851        183,344,315          8,455,305          1,336,217
    Cost of mutual fund shares sold ............    (2,002,184,851)      (183,344,315)        (9,253,772)        (1,391,010)
                                                   ---------------    ---------------    ---------------    ---------------
        Realized gain (loss) on investments ....              --                 --             (798,467)           (54,793)
    Change in unrealized gain (loss)
        on investments .........................              --                 --              279,400         (1,717,925)
                                                   ---------------    ---------------    ---------------    ---------------
        Net gain (loss) on investments .........              --                 --             (519,067)        (1,772,718)
                                                   ---------------    ---------------    ---------------    ---------------
    Reinvested capital gains ...................              --                 --                 --                 --
                                                   ---------------    ---------------    ---------------    ---------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................         9,733,855          3,809,731          1,382,984           (676,659)
                                                   ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................       425,459,235        246,567,133         15,690,058         13,017,214
    Transfers between funds ....................      (311,572,613)      (170,826,817)        (1,712,316)          (495,904)
    Redemptions ................................       (41,459,333)       (11,280,541)        (1,905,608)        (1,072,929)
    Annuity benefits ...........................             9,659               --                 (116)              --
    Annual contract maintenance charge
        (note 2) ...............................              (712)              --                  (74)              --
    Contingent deferred sales charges
        (note 2) ...............................          (653,698)          (191,935)           (34,205)           (14,111)
    Adjustments to maintain reserves ...........           502,341             (3,312)           (19,437)               (47)
                                                   ---------------    ---------------    ---------------    ---------------
             Net equity transactions ...........        72,284,879         64,264,528         12,018,302         11,434,223
                                                   ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        82,018,734         68,074,259         13,401,286         10,757,564
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       409,535,675        191,311,362         59,321,062         34,953,838
                                                   ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $   491,554,409        259,385,621         72,722,348         45,711,402
                                                   ===============    ===============    ===============    ===============

                                                                  NSATMidCap                         NSATSmCapG
                                                     ----------------------------------    ----------------------------------
                                                           2000               1999               2000               1999
                                                     ---------------    ---------------    ---------------    ---------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................              89,594             18,478               --                 --
    Mortality and expense risk charges (note 2)             (124,485)           (41,086)          (161,225)               (96)
                                                     ---------------    ---------------    ---------------    ---------------
        Net investment activity ................             (34,891)           (22,608)          (161,225)               (96)
                                                     ---------------    ---------------    ---------------    ---------------

    Proceeds from mutual fund shares sold ......           3,029,454            740,762         20,678,343            156,911
    Cost of mutual fund shares sold ............          (2,420,008)          (711,352)       (16,126,178)          (156,895)
                                                     ---------------    ---------------    ---------------    ---------------
        Realized gain (loss) on investments ....             609,446             29,410          4,552,165                 16
    Change in unrealized gain (loss)
        on investments .........................             928,827            927,877         (5,131,675)           136,363
                                                     ---------------    ---------------    ---------------    ---------------
        Net gain (loss) on investments .........           1,538,273            957,287           (579,510)           136,379
                                                     ---------------    ---------------    ---------------    ---------------
    Reinvested capital gains ...................                --                 --                 --                 --
                                                     ---------------    ---------------    ---------------    ---------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................           1,503,382            934,679           (740,735)           136,283
                                                     ---------------    ---------------    ---------------    ---------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................          14,951,315          1,853,964         23,002,412          1,173,743
    Transfers between funds ....................           4,983,739            313,727         12,792,605             44,003
    Redemptions ................................            (541,490)          (183,162)        (2,652,512)            (4,213)
    Annuity benefits ...........................              (1,088)              --                 (185)              --
    Annual contract maintenance charge
        (note 2) ...............................                 (57)              --                  (61)              --
    Contingent deferred sales charges
        (note 2) ...............................             (11,197)            (4,062)           (12,052)              --
    Adjustments to maintain reserves ...........             (35,999)           359,845           (160,385)          (101,193)
                                                     ---------------    ---------------    ---------------    ---------------
             Net equity transactions ...........          19,345,223          2,340,312         32,969,822          1,112,340
                                                     ---------------    ---------------    ---------------    ---------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          20,848,605          3,274,991         32,229,087          1,248,623
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................          14,741,415          7,244,061         14,252,652               --
                                                     ---------------    ---------------    ---------------    ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........          35,590,020         10,519,052         46,481,739          1,248,623
                                                     ===============    ===============    ===============    ===============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             NSATSmCapV                          NSATSmCo
                                                   ------------------------------    ------------------------------
                                                        2000             1999             2000             1999
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $        --               --             47,090             --
    Mortality and expense risk charges (note 2)         (436,733)        (166,498)        (774,731)        (229,291)
                                                   -------------    -------------    -------------    -------------
        Net investment activity ................        (436,733)        (166,498)        (727,641)        (229,291)
                                                   -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......      29,798,973        4,451,669      104,899,346       17,440,272
    Cost of mutual fund shares sold ............     (28,394,143)      (4,788,642)     (80,352,037)     (18,582,467)
                                                   -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....       1,404,830         (336,973)      24,547,309       (1,142,195)
    Change in unrealized gain (loss)
        on investments .........................       6,385,270        7,177,840      (17,611,031)       5,051,895
                                                   -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........       7,790,100        6,840,867        6,936,278        3,909,700
                                                   -------------    -------------    -------------    -------------
    Reinvested capital gains ...................            --          1,676,398             --               --
                                                   -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................       7,353,367        8,350,767        6,208,637        3,680,409
                                                   -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................      22,764,905        7,297,500       55,059,377       12,910,532
    Transfers between funds ....................      10,128,483        2,908,138       33,973,896        4,198,680
    Redemptions ................................      (2,182,364)        (527,492)      (7,940,785)        (997,906)
    Annuity benefits ...........................            (653)            --               (771)            --
    Annual contract maintenance charge
        (note 2) ...............................            (416)            --               (491)            --
    Contingent deferred sales charges
        (note 2) ...............................         (50,739)         (12,499)         (81,954)         (26,964)
    Adjustments to maintain reserves ...........         (59,429)         566,495          (35,011)          (5,086)
                                                   -------------    -------------    -------------    -------------
             Net equity transactions ...........      30,599,787       10,232,142       80,974,261       16,079,256
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      37,953,154       18,582,909       87,182,898       19,759,665
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      68,966,903       29,728,543      102,053,313       43,011,425
                                                   -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 106,920,057       48,311,452      189,236,211       62,771,090
                                                   =============    =============    =============    =============

                                                              NSATStrGro                         NSATStrVal
                                                    ------------------------------    ------------------------------
                                                        2000             1999             2000             1999
                                                    -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................             --               --             84,044           59,156
    Mortality and expense risk charges (note 2)          (754,587)         (63,703)         (92,258)         (66,182)
                                                    -------------    -------------    -------------    -------------
        Net investment activity ................         (754,587)         (63,703)          (8,214)          (7,026)
                                                    -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......       36,386,404        3,410,021       17,403,344        2,887,579
    Cost of mutual fund shares sold ............      (22,546,926)      (2,811,380)     (17,564,337)      (3,105,308)
                                                    -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....       13,839,478          598,641         (160,993)        (217,729)
    Change in unrealized gain (loss)
        on investments .........................      (11,699,387)       2,441,543         (274,204)       1,013,265
                                                    -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........        2,140,091        3,040,184         (435,197)         795,536
                                                    -------------    -------------    -------------    -------------
    Reinvested capital gains ...................             --               --               --            203,060
                                                    -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        1,385,504        2,976,481         (443,411)         991,570
                                                    -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................       64,210,374        4,878,362        6,168,305        2,353,162
    Transfers between funds ....................       34,485,467        6,273,056          192,794       (1,723,918)
    Redemptions ................................       (4,237,688)        (267,766)        (542,033)        (282,363)
    Annuity benefits ...........................             --               --               --               --
    Annual contract maintenance charge
        (note 2) ...............................             (584)            --                (45)            --
    Contingent deferred sales charges
        (note 2) ...............................          (78,287)          (3,136)         (11,460)          (6,834)
    Adjustments to maintain reserves ...........              877              105               98               13
                                                    -------------    -------------    -------------    -------------
             Net equity transactions ...........       94,380,159       10,880,621        5,807,659          340,060
                                                    -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       95,765,663       13,857,102        5,364,248        1,331,630
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       87,324,702        8,737,476       14,280,866       13,606,737
                                                    -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........      183,090,365       22,594,578       19,645,114       14,938,367
                                                    =============    =============    =============    =============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              NSATTotRe                        NBAMTGuard
                                                   ------------------------------    ------------------------------
                                                       2000             1999             2000             1999
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $   1,410,323        1,409,392          354,768          136,645
    Mortality and expense risk charges (note 2)       (2,506,933)      (1,675,079)        (333,599)        (216,777)
                                                   -------------    -------------    -------------    -------------
        Net investment activity ................      (1,096,610)        (265,687)          21,169          (80,132)
                                                   -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......      28,499,027        1,552,536       13,087,523        2,284,994
    Cost of mutual fund shares sold ............     (26,568,820)      (1,363,535)     (11,795,578)      (2,151,944)
                                                   -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....       1,930,207          189,001        1,291,945          133,050
    Change in unrealized gain (loss)
        on investments .........................      12,584,982       35,516,392          297,781        6,856,552
                                                   -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........      14,515,189       35,705,393        1,589,726        6,989,602
                                                   -------------    -------------    -------------    -------------
    Reinvested capital gains ...................            --            152,895             --               --
                                                   -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................      13,418,579       35,592,601        1,610,895        6,909,470
                                                   -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................      97,663,246      115,722,893       13,976,304       16,144,456
    Transfers between funds ....................     (61,859,315)      (3,767,589)      (7,038,559)       4,270,917
    Redemptions ................................     (17,696,601)      (9,330,048)      (2,058,183)        (625,807)
    Annuity benefits ...........................          (9,754)            --               --               --
    Annual contract maintenance charge
        (note 2) ...............................          (7,342)            --               (835)            --
    Contingent deferred sales charges
        (note 2) ...............................        (384,119)        (179,733)         (34,258)         (18,419)
    Adjustments to maintain reserves ...........        (198,835)         (76,507)           1,002              389
                                                   -------------    -------------    -------------    -------------
             Net equity transactions ...........      17,507,280      102,369,016        4,845,471       19,771,536
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      30,925,859      137,961,617        6,456,366       26,681,006
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................     510,286,583      285,881,294       64,797,339       32,358,200
                                                   -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 541,212,442      423,842,911       71,253,705       59,039,206
                                                   =============    =============    =============    =============

                                                               NBAMTMCGr                         NBAMTPart
                                                     ------------------------------    ------------------------------
                                                         2000             1999             2000             1999
                                                     -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................              --               --            921,060        1,329,409
    Mortality and expense risk charges (note 2)           (915,144)        (172,751)        (588,695)        (563,425)
                                                     -------------    -------------    -------------    -------------
        Net investment activity ................          (915,144)        (172,751)         332,365          765,984
                                                     -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......        27,383,370        8,209,872       26,094,918        6,658,927
    Cost of mutual fund shares sold ............       (14,867,801)      (7,011,576)     (30,292,581)      (6,996,457)
                                                     -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....        12,515,569        1,198,296       (4,197,663)        (337,530)
    Change in unrealized gain (loss)
        on investments .........................         1,961,063          306,667      (17,412,193)      11,228,853
                                                     -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........        14,476,632        1,504,963      (21,609,856)      10,891,323
                                                     -------------    -------------    -------------    -------------
    Reinvested capital gains ...................            56,886          854,495       19,587,870        2,312,016
                                                     -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        13,618,374        2,186,707       (1,689,621)      13,969,323
                                                     -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        79,795,622       18,477,102       14,038,387       18,179,789
    Transfers between funds ....................        51,138,196       (2,306,095)     (18,754,042)     (10,285,646)
    Redemptions ................................        (4,305,695)        (926,052)      (3,077,350)      (2,379,176)
    Annuity benefits ...........................              (162)            --               --               --
    Annual contract maintenance charge
        (note 2) ...............................            (1,585)            --               (488)            --
    Contingent deferred sales charges
        (note 2) ...............................           (87,288)         (14,970)         (76,415)         (58,737)
    Adjustments to maintain reserves ...........           (21,496)              86            1,580              860
                                                     -------------    -------------    -------------    -------------
             Net equity transactions ...........       126,517,592       15,230,071       (7,868,328)       5,457,090
                                                     -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       140,135,966       17,416,778       (9,557,949)      19,426,413
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       104,083,991       28,359,137      127,598,102      108,935,535
                                                     -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       244,219,957       45,775,915      118,040,153      128,361,948
                                                     =============    =============    =============    =============


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                             OppAggGro                          OppCapAp
                                                   ------------------------------    ------------------------------
                                                        2000             1999            2000             1999
                                                   -------------    -------------    -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $        --               --            294,051          188,198
    Mortality and expense risk charges (note 2)       (1,390,681)        (173,476)      (1,328,045)        (296,197)
                                                   -------------    -------------    -------------    -------------
        Net investment activity ................      (1,390,681)        (173,476)      (1,033,994)        (107,999)
                                                   -------------    -------------    -------------    -------------

    Proceeds from mutual fund shares sold ......      92,441,308       22,354,462       21,080,057          773,598
    Cost of mutual fund shares sold ............     (55,507,639)     (19,414,304)     (13,926,310)        (644,136)
                                                   -------------    -------------    -------------    -------------
        Realized gain (loss) on investments ....      36,933,669        2,940,158        7,153,747          129,462
    Change in unrealized gain (loss)
        on investments .........................      (6,584,408)       3,997,654       (2,178,336)       7,075,841
                                                   -------------    -------------    -------------    -------------
        Net gain (loss) on investments .........      30,349,261        6,937,812        4,975,411        7,205,303
                                                   -------------    -------------    -------------    -------------
    Reinvested capital gains ...................       9,393,044             --         15,691,996        2,067,307
                                                   -------------    -------------    -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................      38,351,624        6,764,336       19,633,413        9,164,611
                                                   -------------    -------------    -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     124,508,311       11,312,715      105,577,639       30,945,881
    Transfers between funds ....................      87,150,827        1,701,982       41,139,894        7,460,327
    Redemptions ................................      (7,557,701)        (688,707)      (6,551,100)      (1,188,284)
    Annuity benefits ...........................            (278)            --             (4,090)            --
    Annual contract maintenance charge
        (note 2) ...............................          (1,654)            --             (2,314)            --
    Contingent deferred sales charges
        (note 2) ...............................        (141,575)         (19,300)        (146,198)         (28,067)
    Adjustments to maintain reserves ...........         (15,009)             302         (137,052)             497
                                                   -------------    -------------    -------------    -------------
             Net equity transactions ...........     203,942,921       12,306,992      139,876,779       37,190,354
                                                   -------------    -------------    -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     242,294,545       19,071,328      159,510,192       46,354,965
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................     147,333,357       27,386,709      172,841,601       41,340,619
                                                   -------------    -------------    -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 389,627,902       46,458,037      332,351,793       87,695,584
                                                   =============    =============    =============    =============

                                                              OppGlSec                          OppGrInc
                                                    ------------------------------   ------------------------------
                                                         2000            1999            2000             1999
                                                    -------------    -------------   -------------    -------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................             --               --           666,213          256,716
    Mortality and expense risk charges (note 2)            (4,354)            --          (963,703)        (300,266)
                                                    -------------    -------------   -------------    -------------
        Net investment activity ................           (4,354)            --          (297,490)         (43,550)
                                                    -------------    -------------   -------------    -------------

    Proceeds from mutual fund shares sold ......        4,355,527             --           746,078        1,905,965
    Cost of mutual fund shares sold ............       (4,286,994)            --          (650,674)      (1,907,326)
                                                    -------------    -------------   -------------    -------------
        Realized gain (loss) on investments ....           68,533             --            95,404           (1,361)
    Change in unrealized gain (loss)
        on investments .........................           (5,426)            --        (8,118,271)       8,139,924
                                                    -------------    -------------   -------------    -------------
        Net gain (loss) on investments .........           63,107             --        (8,022,867)       8,138,563
                                                    -------------    -------------   -------------    -------------
    Reinvested capital gains ...................             --               --         8,795,854          432,510
                                                    -------------    -------------   -------------    -------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................           58,753             --           475,497        8,527,523
                                                    -------------    -------------   -------------    -------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        2,634,958             --        99,018,312       23,166,216
    Transfers between funds ....................        2,428,519             --         9,295,420       (2,426,959)
    Redemptions ................................          (19,630)            --        (5,894,469)      (1,342,144)
    Annuity benefits ...........................             --               --              (755)            --
    Annual contract maintenance charge
        (note 2) ...............................             --               --              (788)            --
    Contingent deferred sales charges
        (note 2) ...............................              (47)            --          (123,145)         (25,149)
    Adjustments to maintain reserves ...........          (14,477)            --           (34,389)             538
                                                    -------------    -------------   -------------    -------------
             Net equity transactions ...........        5,029,323             --       102,260,186       19,372,502
                                                    -------------    -------------   -------------    -------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        5,088,076             --       102,735,683       27,900,025
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................             --               --       141,609,841       51,643,553
                                                    -------------    -------------   -------------    -------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        5,088,076             --       244,345,524       79,543,578
                                                    =============    =============   =============    =============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                              StOpp2                      UIFEmMkt
                                                   --------------------------   --------------------------
                                                          2000           1999          2000           1999
                                                   -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $      --             --            --             --
    Mortality and expense risk charges (note 2)        (12,995)          --         (48,218)       (18,671)
                                                   -----------    -----------   -----------    -----------
        Net investment activity ................       (12,995)          --         (48,218)       (18,671)
                                                   -----------    -----------   -----------    -----------

    Proceeds from mutual fund shares sold ......     1,670,774           --      11,093,325      1,907,711
    Cost of mutual fund shares sold ............    (1,635,289)          --     (10,823,408)    (2,686,734)
                                                   -----------    -----------   -----------    -----------
        Realized gain (loss) on investments ....        35,485           --         269,917       (779,023)
    Change in unrealized gain (loss)
        on investments .........................      (209,872)          --         217,107      1,240,920
                                                   -----------    -----------   -----------    -----------
        Net gain (loss) on investments .........      (174,387)          --         487,024        461,897
                                                   -----------    -----------   -----------    -----------
    Reinvested capital gains ...................          --             --            --             --
                                                   -----------    -----------   -----------    -----------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................      (187,382)          --         438,806        443,226
                                                   -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................     2,654,456           --       2,845,332      1,164,428
    Transfers between funds ....................     7,301,917           --       1,215,164        275,828
    Redemptions ................................       (70,580)          --        (519,625)       (48,782)
    Annuity benefits ...........................          --             --            --             --
    Annual contract maintenance charge
        (note 2) ...............................          --             --             (45)          --
    Contingent deferred sales charges
        (note 2) ...............................        (1,038)          --          (5,788)          (969)
    Adjustments to maintain reserves ...........           (89)          --              45            (28)
                                                   -----------    -----------   -----------    -----------
             Net equity transactions ...........     9,884,666           --       3,535,083      1,390,477
                                                   -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........     9,697,284           --       3,973,889      1,833,703
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................          --             --       6,712,494      3,251,340
                                                   -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $ 9,697,284           --      10,686,383      5,085,043
                                                   ===========    ===========   ===========    ===========

                                                              UIFMidCpG                  VEWrldEMkt
                                                     --------------------------   --------------------------
                                                            2000           1999          2000           1999
                                                     -----------    -----------   -----------    -----------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................            --             --            --             --
    Mortality and expense risk charges (note 2)             (145)          --        (230,591)       (38,586)
                                                     -----------    -----------   -----------    -----------
        Net investment activity ................            (145)          --        (230,591)       (38,586)
                                                     -----------    -----------   -----------    -----------

    Proceeds from mutual fund shares sold ......         189,169           --      87,218,582      4,826,607
    Cost of mutual fund shares sold ............        (185,286)          --     (86,707,023)    (4,748,588)
                                                     -----------    -----------   -----------    -----------
        Realized gain (loss) on investments ....           3,883           --         511,559         78,019
    Change in unrealized gain (loss)
        on investments .........................          (1,929)          --      (5,850,266)     3,211,358
                                                     -----------    -----------   -----------    -----------
        Net gain (loss) on investments .........           1,954           --      (5,338,707)     3,289,377
                                                     -----------    -----------   -----------    -----------
    Reinvested capital gains ...................            --             --            --             --
                                                     -----------    -----------   -----------    -----------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................           1,809           --      (5,569,298)     3,250,791
                                                     -----------    -----------   -----------    -----------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................         173,036           --      19,317,969      2,364,771
    Transfers between funds ....................          99,228           --       1,605,722      7,600,782
    Redemptions ................................         (24,786)          --      (1,783,494)      (155,470)
    Annuity benefits ...........................            --             --             (36)          --
    Annual contract maintenance charge
        (note 2) ...............................            --             --            (167)          --
    Contingent deferred sales charges
        (note 2) ...............................            --             --         (39,525)        (3,771)
    Adjustments to maintain reserves ...........              (2)          --          (6,557)           175
                                                     -----------    -----------   -----------    -----------
             Net equity transactions ...........         247,476           --      19,093,912      9,806,487
                                                     -----------    -----------   -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         249,285           --      13,524,614     13,057,278
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................            --             --      34,675,769      4,734,742
                                                     -----------    -----------   -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........         249,285           --      48,200,383     17,792,020
                                                     ===========    ===========   ===========    ===========


                                                                     (Continued)

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                            VEWrldHAs                        VKMSRESec
                                                   ----------------------------    ----------------------------
                                                       2000            1999            2000            1999
                                                   ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $     72,408          32,691       1,063,195       1,176,823
    Mortality and expense risk charges (note 2)         (37,914)        (15,661)       (141,526)        (91,556)
                                                   ------------    ------------    ------------    ------------
        Net investment activity ................         34,494          17,030         921,669       1,085,267
                                                   ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......     32,599,781      12,475,638       7,585,094       4,483,602
    Cost of mutual fund shares sold ............    (32,184,046)    (11,928,669)     (8,506,770)     (5,106,230)
                                                   ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....        415,735         546,969        (921,676)       (622,628)
    Change in unrealized gain (loss)
        on investments .........................       (360,321)        116,865       3,820,155       1,019,525
                                                   ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........         55,414         663,834       2,898,479         396,897
                                                   ------------    ------------    ------------    ------------
    Reinvested capital gains ...................           --              --              --              --
                                                   ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................         89,908         680,864       3,820,148       1,482,164
                                                   ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................      1,881,181       1,096,249       9,894,546       4,266,768
    Transfers between funds ....................      1,450,211       1,010,313       5,650,297      (1,603,270)
    Redemptions ................................       (440,807)        (54,719)       (709,651)       (586,193)
    Annuity benefits ...........................           --              --              --              --
    Annual contract maintenance charge
        (note 2) ...............................            (25)           --               (27)           --
    Contingent deferred sales charges
        (note 2) ...............................        (14,647)           (322)        (10,469)        (15,697)
    Adjustments to maintain reserves ...........         (5,904)             74             188              57
                                                   ------------    ------------    ------------    ------------
             Net equity transactions ...........      2,870,009       2,051,595      14,824,884       2,061,665
                                                   ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........      2,959,917       2,732,459      18,645,032       3,543,829
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      6,781,015       2,047,555      21,151,811      18,011,188
                                                   ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $  9,740,932       4,780,014      39,796,843      21,555,017
                                                   ============    ============    ============    ============

                                                               VVIFDStk                       VVIFIQBd
                                                     ----------------------------   ----------------------------
                                                         2000            1999           2000            1999
                                                     ------------    ------------   ------------    ------------
                                                                                                        <C
INVESTMENT ACTIVITY:
    Reinvested dividends .......................           25,888            --           53,896            --
    Mortality and expense risk charges (note 2)           (25,252)           --           (4,571)           --
                                                     ------------    ------------   ------------    ------------
        Net investment activity ................              636            --           49,325            --
                                                     ------------    ------------   ------------    ------------

    Proceeds from mutual fund shares sold ......          152,698            --          325,553            --
    Cost of mutual fund shares sold ............         (145,500)           --         (332,899)           --
                                                     ------------    ------------   ------------    ------------
        Realized gain (loss) on investments ....            7,198            --           (7,346)           --
    Change in unrealized gain (loss)
        on investments .........................         (136,371)           --           19,402            --
                                                     ------------    ------------   ------------    ------------
        Net gain (loss) on investments .........         (129,173)           --           12,056            --
                                                     ------------    ------------   ------------    ------------
    Reinvested capital gains ...................             --              --             --              --
                                                     ------------    ------------   ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................         (128,537)           --           61,381            --
                                                     ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        2,778,270            --          564,935            --
    Transfers between funds ....................           99,988            --         (340,433)           --
    Redemptions ................................       (1,264,207)           --       (1,018,984)           --
    Annuity benefits ...........................             --              --             --              --
    Annual contract maintenance charge
        (note 2) ...............................             --              --             --              --
    Contingent deferred sales charges
        (note 2) ...............................           (1,575)           --             (554)           --
    Adjustments to maintain reserves ...........           11,545            --          (38,936)           --
                                                     ------------    ------------   ------------    ------------
             Net equity transactions ...........        1,624,021            --         (833,972)           --
                                                     ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........        1,495,484            --         (772,591)           --
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................        4,037,578            --        1,732,332            --
                                                     ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........        5,533,062            --          959,741            --
                                                     ============    ============   ============    ============

NATIONWIDE VARIABLE ACCOUNT-9

STATEMENTS OF CHANGES IN
CONTRACT OWNERS' EQUITY, CONTINUED

STATEMENTS OF OPERATIONS, CONTINUED

SIX MONTH PERIODS ENDED JUNE 30, 2000 AND 1999
(UNAUDITED)

                                                            VVIFSmCoOpp                     WPIntEq
                                                   ----------------------------   ----------------------------
                                                       2000            1999           2000            1999
                                                   ------------    ------------   ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................   $      4,282            --             --              --
    Mortality and expense risk charges (note 2)          (2,964)           --         (188,359)        (87,198)
                                                   ------------    ------------   ------------    ------------
        Net investment activity ................          1,318            --         (188,359)        (87,198)
                                                   ------------    ------------   ------------    ------------

    Proceeds from mutual fund shares sold ......         37,553            --      184,216,151      20,145,849
    Cost of mutual fund shares sold ............        (37,755)           --     (181,375,811)    (20,441,773)
                                                   ------------    ------------   ------------    ------------
        Realized gain (loss) on investments ....           (202)           --        2,840,340        (295,924)
    Change in unrealized gain (loss)
        on investments .........................        125,758            --       (4,226,953)      1,751,201
                                                   ------------    ------------   ------------    ------------
        Net gain (loss) on investments .........        125,556            --       (1,386,613)      1,455,277
                                                   ------------    ------------   ------------    ------------
    Reinvested capital gains ...................           --              --             --              --
                                                   ------------    ------------   ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................        126,874            --       (1,574,972)      1,368,079
                                                   ------------    ------------   ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................        196,580            --        1,673,763       5,161,161
    Transfers between funds ....................          6,126            --       (5,147,443)      3,877,768
    Redemptions ................................     (1,005,406)           --       (1,414,673)       (429,867)
    Annuity benefits ...........................           --              --             --              --
    Annual contract maintenance charge
        (note 2) ...............................           --              --              (82)           --
    Contingent deferred sales charges
        (note 2) ...............................           (148)           --          (31,274)        (16,245)
    Adjustments to maintain reserves ...........        (76,783)           --              160      (1,477,360)
                                                   ------------    ------------   ------------    ------------
             Net equity transactions ...........       (879,631)           --       (4,919,549)      7,115,457
                                                   ------------    ------------   ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........       (752,757)           --       (6,494,521)      8,483,536
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................      1,371,139            --       42,336,575      15,824,159
                                                   ------------    ------------   ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........   $    618,382            --       35,842,054      24,307,695
                                                   ============    ============   ============    ============

                                                              WPGPVenCp                         WPValue
                                                     ----------------------------    ----------------------------
                                                         2000            1999            2000            1999
                                                     ------------    ------------    ------------    ------------
INVESTMENT ACTIVITY:
    Reinvested dividends .......................             --              --              --              --
    Mortality and expense risk charges (note 2)          (118,103)        (35,668)        (98,570)        (75,171)
                                                     ------------    ------------    ------------    ------------
        Net investment activity ................         (118,103)        (35,668)        (98,570)        (75,171)
                                                     ------------    ------------    ------------    ------------

    Proceeds from mutual fund shares sold ......       18,942,110       3,187,428      10,334,145         975,381
    Cost of mutual fund shares sold ............      (13,197,662)     (3,246,627)     (9,888,313)       (840,016)
                                                     ------------    ------------    ------------    ------------
        Realized gain (loss) on investments ....        5,744,448         (59,199)        445,832         135,365
    Change in unrealized gain (loss)
        on investments .........................       (4,977,897)      1,017,981        (980,982)      2,185,487
                                                     ------------    ------------    ------------    ------------
        Net gain (loss) on investments .........          766,551         958,782        (535,150)      2,320,852
                                                     ------------    ------------    ------------    ------------
    Reinvested capital gains ...................             --              --              --              --
                                                     ------------    ------------    ------------    ------------
             Net increase (decrease) in contract
                  owners' equity resulting from
                  operations ...................          648,448         923,114        (633,720)      2,245,681
                                                     ------------    ------------    ------------    ------------

EQUITY TRANSACTIONS:
    Purchase payments received from
        contract owners ........................          776,483       1,902,358       4,469,884       4,741,746
    Transfers between funds ....................         (365,141)      5,726,912      (1,663,796)        986,572
    Redemptions ................................         (543,623)       (122,409)       (722,158)       (268,531)
    Annuity benefits ...........................             --              --              --              --
    Annual contract maintenance charge
        (note 2) ...............................              (72)           --               (45)           --
    Contingent deferred sales charges
        (note 2) ...............................          (15,215)         (3,869)        (11,881)         (3,974)
    Adjustments to maintain reserves ...........              176             (20)            151        (566,116)
                                                     ------------    ------------    ------------    ------------
             Net equity transactions ...........         (147,392)      7,502,972       2,072,155       4,889,697
                                                     ------------    ------------    ------------    ------------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........          501,056       8,426,086       1,438,435       7,135,378
CONTRACT OWNERS' EQUITY BEGINNING
    OF PERIOD ..................................       21,609,697       6,508,542      18,422,359      13,095,692
                                                     ------------    ------------    ------------    ------------
CONTRACT OWNERS' EQUITY END OF PERIOD ..........       22,110,753      14,934,628      19,860,794      20,231,070
                                                     ============    ============    ============    ============

See accompanying notes to financial statements.

                          NATIONWIDE VARIABLE ACCOUNT-9

                          NOTES TO FINANCIAL STATEMENTS
                             JUNE 30, 2000 AND 1999
                                   (UNAUDITED)

1)   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide Variable Account-9 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 22, 1997. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

         The Company offers tax qualified and non-tax qualified Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

     (b) The Contracts

         Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

         With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

              Portfolios of the American Century Variable Portfolios, Inc.
                (American Century VP);
                American Century VP - American Century VP Income & Growth (ACVPIncGr)
                American Century VP - American Century VP International
                (ACVPInt)
                American Century VP - American Century VP Value (ACVPValue)

              The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

              Dreyfus Stock Index Fund (DryStkIx)

              Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
                Dreyfus IP - European Equity Portfolio (DryEuroEq)

              Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
                Dreyfus VIF - Appreciation Portfolio (DryAp)

              Federated Insurance Series: Federated Quality Bond Fund II (FedQualBd)

              Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
                Fidelity VIP - Equity-Income Portfolio - Service Class
                (FidVIPEIS)
                Fidelity VIP - Growth Portfolio - Service Class (FidVIPGrS) Fidelity VIP - High Income Portfolio - Service Class (FidVIPHIS) Fidelity VIP - Overseas Portfolio - Service Class (FidVIPOvS)

              Portfolio of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
                Fidelity VIP-II - Contrafund Portfolio - Service Class (FidVIPConS)

              Portfolio of the Fidelity Variable Insurance Products Fund III
                (Fidelity VIP-III);
                Fidelity VIP-III - Growth Opportunities Portfolio - Service Class (FidVIPGrOpS)

              Portfolios of the Janus Aspen Series;
                Janus Aspen Series - Capital Appreciation Portfolio - Service Shares (JanCapAp)
                Janus Aspen Series - Global Technology Portfolio - Service Shares (JanGlobTech)
                Janus Aspen Series - International Growth Portfolio - Service Shares (JanInGro)

              Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
                Nationwide SAT - Balanced Fund (NSATBal)
                Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Equity Income Fund (NSATEqInc)
                Nationwide SAT - Global 50 Fund (NSATGlob50)

                Nationwide SAT - Government Bond Fund (NSATGvtBd) Nationwide SAT - High Income Bond Fund (NSATHIncBd) Nationwide SAT - Money Market Fund (NSATMyMkt) Nationwide SAT - Multi Sector Bond Fund (NSATMSecBd) Nationwide SAT - Mid Cap Index Fund (NSATMidCap) Nationwide SAT - Small Cap Growth Fund (NSATSmCapG) Nationwide SAT - Small Cap Value Fund (NSATSmCapV) Nationwide SAT - Small Company Fund (NSATSmCo) Nationwide SAT - Strategic Growth Fund (NSATStrGro) Nationwide SAT - Strategic Value Fund (NSATStrVal) Nationwide SAT - Total Return Fund (NSATTotRe)

              Portfolios of the Neuberger & Berman Advisers Management Trust
                (Neuberger Berman AMT);
                Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard) Neuberger Berman AMT - Mid-Cap Growth Portfolio (NBAMTMCGr) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)

              Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);
                Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
                Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
                  (formerly Oppenheimer VAF - Growth Fund)
                Oppenheimer Global Securities Fund/VA (OppGlSec)
                Oppenheimer Main Street Growth & Income Fund/VA (OppGrInc)
                  (formerly Oppenheimer VAF - Growth & Income Fund)

              Strong Opportunity Fund II, Inc. (StOpp2)

              Portfolios of The Universal Institutional Funds, Inc. (Universal
                IF) (formerly Morgan Stanley Universal Funds, Inc.);
                Universal IF - Emerging Markets Debt Portfolio (UIFEmMkt) Universal IF - Mid Cap Growth Portfolio (UIFMidCpG)

              Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
                Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt) Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

              Portfolio of the Van Kampen Life Investment Trust (Van Kampen
              LIT);
                Van Kampen LIT - Morgan Stanley Real Estate Securities Portfolio (VKMSRESec)

              Portfolio of the Victory Variable Insurance Funds ( Victory VIF);
                Victory VIF - Diversified Stock Fund - Class A (VVIFDStk) Victory VIF - Investment Quality Bond Fund - Class A (VVIFIQBd) Victory VIF - Small Company Opportunity Fund - Class A (VVIFSmCoOpp)

              Portfolios of the Warburg Pincus Trust;
                Warburg Pincus Trust - Global Post Venture Capital Portfolio (WPGPVenCap)
                Warburg Pincus Trust - International Equity Portfolio (WPIntEq) Warburg Pincus Trust - Value Portfolio (WPValue)

         At June 30, 2000, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

         The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

         A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

         Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

     (c) Security Valuation, Transactions and Related Investment Income

         The market value of the underlying mutual funds is based on the closing net asset value per share at June 30, 2000. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Calculation of Annuity Reserves

         Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  EXPENSES

     (a) Sales Charges

         The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge.

         On BOA Future, BOA V and BOA Choice contracts, the contingent deferred sales charge will not exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. On IVA contracts, the contingent deferred sales charge will not exceed 6% of the lesser of purchase payments or the amount surrendered, such charge declining to 0% after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on BOA Exclusive II contracts.

         No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the company.

     (b) Mortality and Expense Risk Charges

         The Company deducts a mortality and expense risk charge assessed through the daily unit value calculation as follows:

         For the BOA Future contract, this charge ranges from an annual rate of .95% to a maximum of 2.65% if all permissible rider options are utilized. For this contract, the rider options include: (a) reduced purchase payment; (b) five year CDSC; (c) CDSC waiver; (d) death benefit; (e) guaranteed minimum income benefit and (f) purchase payment bonus.

         For the BOA Exclusive II contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.90% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the BOA V contract, this charge ranges from an annual rate of 1.10% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) five year CDSC; (b) CDSC waiver and (c) death benefit.

         For the BOA Choice contract, this charge ranges from an annual rate of 1.20% to a maximum of 1.70% if all permissible rider options are utilized. For this contract, the rider options include: (a) death benefit and (b) guaranteed minimum income benefit.

         For the IVA contract, this charge ranges from an annual rate of 1.25% to a maximum of 1.45% if the death benefit option is utilized.

         The rider options and permissible combinations and related charges for the foregoing are described in the applicable product prospectus.

         The following table provides mortality and expense risk charges by asset fee rate for the six month period ended June 30, 2000:

                                    Total            ACVPIncGr             ACVPInt            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $     17,270,956              432,222             568,473              102,547             478,846
         1.00% ........        11,186,183              255,643             346,805               50,465             308,590
         1.05% ........         2,142,313               44,327              59,537               12,054              56,657
         1.10% ........           582,550               26,741               9,288                1,107              60,717
         1.15% ........           152,196                4,921               2,943                  289               9,718
         1.20% ........         1,591,288               45,361              61,441               14,304              45,265
         1.25% ........           314,970               15,279              10,598                3,089               7,447
         1.30% ........            34,313                  895                 725                   22               2,868
         1.35% ........             3,883                  238                  32                   12                 113
         1.40% ........         5,563,502              102,601             210,404               27,505              85,568
         1.45% ........           778,961                8,121              20,686                3,087              14,922
         1.50% ........           239,399                3,145              10,068                1,510               5,100
         1.55% ........           132,785                1,256               4,721                  522               3,789
         1.60% ........           111,972                5,714               2,702                  169               6,419
         1.65% ........            77,775                1,335               2,429                  132               2,514
         1.70% ........            24,444                  901                 625                   21                 555
         1.75% ........             3,266                   82                   -                   41                 123
         1.80% ........             3,114                    -                   9                    1                  83
         1.85% ........            18,381                  252                 539                  182                 800
         1.90% ........            10,636                  460                 652                   16                  45
         1.95% ........            13,013                  185                 365                  467                 368
         2.00% ........             4,774                   37                  27                    -                  32
         2.05% ........             4,925                   24                  11                    -                  85
         2.10% ........             1,643                    3                  22                    -                  56
         2.15% ........             2,183                    2                   2                    -                  58

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                   NOTES TO FINANCIAL STATEMENTS, Continued

         Continued                  Total            ACVPIncGr             ACVPInt            ACVPValue            DrySRGro
                             ------------         ------------        ------------         ------------        ------------
         2.20% ........               640                    -                   1                    3                  42
         2.25% ........                14                    -                   -                    -                   -
         2.30% ........               206                    -                   -                    -                   -
         2.40% ........                 2                    -                   -                    -                   -
         2.45% ........                10                    -                   -                    -                   2
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $     40,270,296              949,745           1,313,105              217,545           1,090,782
                             ============         ============        ============         ============        ============

                                 DryStkIx                DryAp           DryEuroEq            FedQualBd           FidVIPEIS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $      2,369,571              375,568              15,469               27,132             804,805
         1.00% ........         1,586,777              240,247               7,551               16,998             599,331
         1.05% ........           285,276               61,576               1,128                3,029             140,202
         1.10% ........            92,238               17,592                 144                  772              17,813
         1.15% ........            25,614                5,779                  97                  355               3,850
         1.20% ........           163,018               41,596               4,615                2,595              55,709
         1.25% ........            40,686                6,567                 349                1,069              15,699
         1.30% ........             7,776                2,148                  22                   19                 979
         1.35% ........               688                   69                   4                    2                  29
         1.40% ........           593,663               62,368               9,270               30,847             152,694
         1.45% ........            45,370                2,564               2,392                2,475              18,625
         1.50% ........            29,191                3,598                 351                  668               5,138
         1.55% ........             8,957                  494                 404                1,031               3,133
         1.60% ........             9,609                  426                  78                  211               3,741
         1.65% ........             4,208                  346                 136                  217               1,677
         1.70% ........             2,683                  176                   4                   62                 446
         1.75% ........               433                   17                   -                    -                   -
         1.80% ........                79                    -                   1                    3                  39
         1.85% ........             1,184                   23                  16                  183                 843
         1.90% ........               539                    8                   -                    1                  10
         1.95% ........               997                  181                  19                    -                 181
         2.00% ........               468                  107                   4                   40                  17
         2.05% ........               270                    3                   3                    -                   -
         2.10% ........               102                   46                  10                   22                  13
         2.15% ........                56                   25                   -                    -                   -
         2.20% ........                50                    6                   -                    -                   -
         2.30% ........                 8                    4                   -                    -                   -
         2.45% ........                 2                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $      5,269,514              821,533              42,068               87,730           1,824,975
                             ------------         ------------        ------------         ------------        ------------

                                FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $      1,631,414              434,826             247,887            1,111,256             436,396
         1.00% ........         1,178,222              258,096             126,654              726,664             328,243
         1.05% ........           188,804               80,268              30,463              114,418              57,600
         1.10% ........            67,194                8,530               4,079               43,232               6,325
         1.15% ........            18,755                1,453                 776                8,442               1,461
         1.20% ........           207,872               24,337              27,953              137,186              32,443
         1.25% ........            37,405                5,914               6,658               18,868               6,319
         1.30% ........             2,891                  202                  96                3,082                 211
         1.35% ........               484                   11                  33                  191                  32
         1.40% ........           580,283              137,117             113,312              256,842              85,926

         Continued              FidVIPGrS            FidVIPHIS           FidVIPOvS           FidVIPConS         FidVIPGrOpS
                             ------------         ------------        ------------         ------------        ------------
         1.45% ........           106,408                4,972               7,816               45,077               4,524
         1.50% ........            24,238                2,897               2,266               18,703               2,131
         1.55% ........            15,905                1,798               1,753                7,151               2,044
         1.60% ........            11,705                  854               2,357                2,997               1,231
         1.65% ........            13,508                  236                 832                4,424                 301
         1.70% ........             4,051                  164                 250                  991                 232
         1.75% ........               502                    1                   -                  276                  16
         1.80% ........                80                   11                   -                   32                   -
         1.85% ........             1,084                  219                 125                  720                 262
         1.90% ........             1,092                    -                  36                  434                 303
         1.95% ........               526                    3                 295                1,054                 109
         2.00% ........               400                    1                   4                  155                  77
         2.05% ........                81                    -                   -                  102                   2
         2.10% ........               167                    7                   4                   96                  18
         2.15% ........               132                    -                   4                    6                  16
         2.20% ........                20                    3                   -                   41                   -
         2.25% ........                 2                    -                   2                    2                   -
         2.30% ........                46                    -                   -                    -                   4
         2.45% ........                 -                    -                   -                    1                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $      4,093,274              961,921             573,653            2,502,443             966,227
                             ============         ============        ============         ============        ============

                                 JanCapAp          JanGlobTech            JanInGro              NSATBal           NSATCapAp
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $        148,617              163,311             109,607              190,275             790,978
         1.00% ........           113,161               97,358              64,507              125,666             488,891
         1.05% ........            10,892               12,209               7,514               25,062              82,821
         1.10% ........             6,766                6,932               5,375                3,809              26,861
         1.15% ........             2,858                2,394               1,829                  660              11,597
         1.20% ........            46,319               43,773              29,209                7,159              38,642
         1.25% ........             4,717                6,242               2,841                1,800              10,785
         1.30% ........               170                  406                 277                  166               1,034
         1.35% ........               320                  151                  79                   58                 186
         1.40% ........           210,303              178,528             195,173               31,260              90,496
         1.45% ........            68,858               49,211              44,090                2,356               5,716
         1.50% ........            12,544               13,456              12,037                1,468               3,910
         1.55% ........            15,115               10,413               8,788                  655               1,565
         1.60% ........            13,519               13,904              10,617                  341                  76
         1.65% ........             6,653                6,189               4,709                  178               2,194
         1.70% ........             2,137                1,661               1,366                   31                 291
         1.75% ........               242                  172                 225                    2                   8
         1.80% ........               440                  241                 521                   28                   4
         1.85% ........             1,890                1,273               1,110                  184                  19
         1.90% ........             1,440                1,150               1,158                  159                   7
         1.95% ........             1,676                1,406               1,502                   24                   2
         2.00% ........               660                  635                 472                   42                   5
         2.05% ........               899                  278                 822                    -                   -
         2.10% ........               175                   87                 165                   31                  37
         2.15% ........               227                  210                 204                    -                   1
         2.20% ........                31                   17                  13                    -                   -
         2.25% ........                 2                    -                   2                    -                   -
         2.30% ........                 8                   45                   8                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        670,639              611,653             504,219              391,413           1,556,125
                             ============         ============        ============         ============        ============

                                                                     (Continued)

                         NATIONWIDE VARIABLE ACCOUNT-9
                   NOTES TO FINANCIAL STATEMENTS, Continued

                                NSATEqInc           NSATGlobEq           NSATGvtBd           NSATHIncBd           NSATMyMkt
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $         68,240               95,806             563,223              111,846             778,900
         1.00% ........            55,908               55,477             386,724               78,623             412,788
         1.05% ........            11,827               13,106              87,274               25,778             114,432
         1.10% ........               728                2,517              11,257                  920              11,202
         1.15% ........               532                  653               4,951                  229               1,842
         1.20% ........             7,478                8,603              26,435                6,103              74,067
         1.25% ........               819                2,334               6,298                1,071              15,269
         1.30% ........                13                   93                 374                   18                 411
         1.35% ........                 -                    9                  25                    -                 253
         1.40% ........            17,042               34,303             123,417               23,269             839,923
         1.45% ........             2,864                1,143               5,223                  792              68,775
         1.50% ........             1,446                  754               2,601                1,000              16,667
         1.55% ........               740                  891               1,009                  210               5,629
         1.60% ........               544                   35                 162                  542               2,920
         1.65% ........               382                  386                 224                  458               4,111
         1.70% ........               146                    3                  54                   18                 828
         1.75% ........                18                    -                  39                    -                 109
         1.80% ........                10                    3                   6                    1                 176
         1.85% ........                76                  163                  96                   30               1,705
         1.90% ........                 6                   22                   -                   74                 938
         1.95% ........                17                    -                   -                   12               1,553
         2.00% ........                25                    -                   -                   13                 187
         2.05% ........                 -                    -                   -                    -                 690
         2.10% ........                 -                    -                   -                    -                 165
         2.15% ........                 -                    -                   -                    -                  22
         2.20% ........                 4                    -                   -                    -                 335
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        168,862              216,302           1,219,392              251,006           2,353,895
                             ============         ============        ============         ============        ============

                               NSATMSecBd           NSATMidCap          NSATSmCapG           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $        151,126               50,936              51,560              228,681             344,204
         1.00% ........            93,550               29,415              36,611              105,987             197,575
         1.05% ........            27,865                7,715               5,388               25,670              36,980
         1.10% ........               426                1,275               1,064                6,166               5,326
         1.15% ........               407                  273                 533                1,337               2,143
         1.20% ........             6,121                3,972               9,226               11,682              18,350
         1.25% ........             1,173                  963               1,850                2,193               4,271
         1.30% ........                15                   24                  46                  113                 224
         1.35% ........                 2                    2                   7                   14                 115
         1.40% ........            43,398               23,284              38,221               47,247             142,218
         1.45% ........             1,370                3,698               8,628                2,616              12,804
         1.50% ........               549                  530               3,626                2,487               4,190
         1.55% ........               176                1,105               2,389                1,722               2,992
         1.60% ........               939                  535               1,264                  213                 676
         1.65% ........               532                  321                 293                  305               1,414
         1.70% ........                19                  364                 168                   22                 537
         1.75% ........                 6                    -                   3                   21                  24
         1.80% ........               135                    9                   2                   11                  32
         1.85% ........                82                   12                  97                   86                 379
         1.90% ........                 -                   19                  25                   56                 194
         1.95% ........                 3                   20                  72                   60                   6

         Continued             NSATMSecBd           NSATMidCap          NSATSmCapG           NSATSmCapV            NSATSmCo
                             ------------         ------------        ------------         ------------        ------------
         2.00% ........                 -                    7                  65                   38                  27
         2.05% ........                 -                    -                   2                    1                   -
         2.10% ........                 -                    3                  17                    2                  48
         2.15% ........                 -                    -                  65                    -                   -
         2.20% ........                 -                    -                   -                    -                   5
         2.30% ........                 -                    -                   4                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        327,894              124,485             161,225              436,733             774,731
                             ============         ============        ============         ============        ============

                               NSATStrGro           NSATStrVal           NSATTotRe           NBAMTGuard           NBAMTMCGr
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $        322,785               44,014           1,260,412              146,390             383,789
         1.00% ........           191,124               22,738             864,438              104,713             236,035
         1.05% ........            27,192                5,855             135,627               23,464              52,952
         1.10% ........            12,060                  298              48,958                5,728              13,656
         1.15% ........             2,281                   97              12,600                1,402               2,342
         1.20% ........            36,422                2,863              37,886               13,221              48,389
         1.25% ........             7,522                  695              12,298                1,712               7,107
         1.30% ........               636                    8               3,112                  255                 664
         1.35% ........                91                    -                 105                   17                 111
         1.40% ........           105,445               12,183             101,858               31,859             129,776
         1.45% ........            32,162                1,944              16,624                2,060              20,582
         1.50% ........             8,261                  911               5,539                1,422               5,439
         1.55% ........             2,798                  115               3,973                  284               3,885
         1.60% ........             1,300                   55               1,176                  814               5,222
         1.65% ........             1,652                  471                 904                   95               2,133
         1.70% ........               821                    1                 513                   29                 591
         1.75% ........               118                    -                   2                   22                  83
         1.80% ........               281                    -                  87                    -                 181
         1.85% ........               514                    1                 522                    6                 570
         1.90% ........               170                   10                 183                   14                 320
         1.95% ........                38                    -                  84                   56                 223
         2.00% ........                10                    -                   -                   22                 254
         2.05% ........               767                    -                   -                    -                 673
         2.10% ........                32                    -                  32                    4                  50
         2.15% ........                68                    -                   -                   12                  90
         2.20% ........                 1                    -                   -                    -                  17
         2.30% ........                35                    -                   -                    -                   8
         2.45% ........                 2                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        754,587               92,258           2,506,933              333,599             915,144
                             ============         ============        ============         ============        ============

                                NBAMTPart            OppAggGro            OppCapAp             OppGlSec            OppGrInc
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $        285,800              572,594             557,151                  635             389,724
         1.00% ........           209,758              341,680             376,648                  897             257,613
         1.05% ........            34,965               58,901              64,473                   19              57,712
         1.10% ........             3,303               22,023              17,668                   32               8,998
         1.15% ........               844                6,341               5,810                    -               2,902
         1.20% ........            13,529               60,320              58,134                   92              54,168
         1.25% ........             3,935               13,248              10,639                    5              12,988
         1.30% ........               139                1,182               2,024                    -                 609
         1.35% ........                 -                  110                 127                    -                 140
         1.40% ........            31,939              254,008             150,109                2,287             133,015
         1.45% ........             2,575               32,388              65,655                  205              22,636
         1.50% ........               609               11,962               8,095                   99               7,193

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

         Continued              NBAMTPart            OppAggGro            OppCapAp             OppGlSec            OppGrInc
                             ------------         ------------        ------------         ------------        ------------
         1.55% ........               386                6,157               3,118                   80               3,911
         1.60% ........               677                2,245               1,516                    -               3,815
         1.65% ........               172                3,713               2,224                    3               4,743
         1.70% ........                17                  857               2,243                    -                 250
         1.75% ........                 -                  172                 180                    -                 305
         1.80% ........                 -                  288                  61                    -                 231
         1.85% ........                 4                  976               1,076                    -                 855
         1.90% ........                 3                  528                 221                    -                 111
         1.95% ........                 5                  327                 400                    -                 665
         2.00% ........                22                  307                 195                    -                 311
         2.05% ........                 -                   33                   4                    -                 172
         2.10% ........                 -                  103                  93                    -                  21
         2.15% ........                12                  213                 138                    -                 598
         2.20% ........                 -                    -                  37                    -                  12
         2.30% ........                 -                    4                   8                    -                   4
         2.45% ........                 -                    -                   -                    -                   1
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        588,695            1,390,681           1,328,045                4,354             963,703
                             ============         ============        ============         ============        ============

                                   StOpp2             UIFEmMkt           UIFMidCpG           VEWrldEMkt           VEWrldHAs
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $            946               22,739                  18              100,812              18,067
         1.00% ........             3,724                9,406                  52               50,364               7,549
         1.05% ........               107                2,470                   -               10,142               2,202
         1.10% ........                 1                  185                   1                1,841                  47
         1.15% ........                 -                   72                   -                  263                  56
         1.20% ........               191                3,459                  24               11,722               1,258
         1.25% ........                23                  210                   4                1,997                 132
         1.30% ........                 -                    -                   -                  213                  10
         1.35% ........                 -                    -                   -                   20                   -
         1.40% ........             2,176                8,407                  22               41,643               8,052
         1.45% ........             5,649                  429                   9                8,288                 468
         1.50% ........                14                  374                  16                1,076                  18
         1.55% ........                33                  304                   -                  593                  14
         1.60% ........                 1                   26                   -                  361                  24
         1.65% ........                53                   81                   -                  439                   6
         1.70% ........                78                    6                   -                  187                  10
         1.75% ........                 -                    -                   -                   15                   -
         1.80% ........                 -                    2                   -                    9                   -
         1.85% ........                 -                    1                   -                  167                   -
         1.90% ........                 -                   10                   -                  211                   -
         1.95% ........                 -                   24                   -                   88                   -
         2.00% ........                 -                   11                   -                   99                   -
         2.05% ........                 -                    -                   -                    2                   -
         2.10% ........                 -                    -                   -                   12                   -
         2.15% ........                 -                    -                   -                   21                   -
         2.20% ........                 -                    -                   -                    1                   -
         2.30% ........                 -                    -                   -                    4                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $         12,995               48,218                 145              230,591              37,914
                             ============         ============        ============         ============        ============

                                VKMSRESec             VVIFDStk             VVIFQBd          VVIFSmCoOpp             WPIntEq
                             ------------         ------------        ------------         ------------        ------------
         0.95% ........  $         65,662                    -                   -                    -             102,085
         1.00% ........            38,256                   68                   -                    -              44,382
         1.05% ........             7,420                    -                   -                    -              11,077
         1.10% ........               293                    -                   -                    -                 288
         1.15% ........                70                    -                   -                    -                 212
         1.20% ........             4,391               23,247               4,287                2,704               5,442
         1.25% ........               205                  619                 128                  103               1,902
         1.30% ........                48                    -                   -                    -                   7
         1.35% ........                 -                    -                   -                    -                   -
         1.40% ........            23,814                    -                   -                    -              22,108
         1.45% ........               489                  497                   -                   11                  94
         1.50% ........               117                  581                  96                   87                 652
         1.55% ........               618                    4                   -                    -                   -
         1.60% ........                66            19                    -                   -                   17
         1.65% ........                 1                  216                  61                   58                  94
         1.70% ........                 2                    -                   -                    -                   -
         1.80% ........                 7                    -                   -                    -                   -
         1.85% ........                53                    -                   -                    -                   -
         1.90% ........                 -                    2                   -                    -                   -
         2.30% ........                14                    -                   -                    -                   -
                             ------------         ------------        ------------         ------------        ------------
            Total .....  $        141,526               25,252               4,571                2,964             188,359
                             ============         ============        ============         ============        ============

                               WPGPVenCap              WPValue
                             ------------         ------------
         0.95% ........  $         66,082               47,530
         1.00% ........            29,344               24,869
         1.05% ........             9,814                8,051
         1.10% ........               542                  232
         1.15% ........                11                  201
         1.20% ........             5,111                3,594
         1.25% ........               467                  458
         1.30% ........                79                    7
         1.35% ........                 -                    4
         1.40% ........             6,650               11,670
         1.45% ........                 -                1,014
         1.50% ........                 -                  570
         1.55% ........                 -                  159
         1.60% ........                 -                  140
         1.65% ........                 4                   10
         1.70% ........                 -                   35
         1.75% ........                 -                    9
         1.80% ........                 -                    9
         1.90% ........                 -                    6
                             ------------         ------------
            Total .....  $        118,103               98,570
                             ============         ============

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

(3)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(4)  COMPONENTS OF CONTRACTS OWNERS' EQUITY

     The following is a summary of contract owners' equity at June 30, 2000.

                                                  ASSET                                                               PERIOD
     Contract owners' equity represented by:     CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     Contracts in accumulation phase:
     American Century VP -
     American Century VP Income & Growth:
       Tax and non-tax qualified ............      0.95%    6,596,364                 14.675064    96,802,064           (4)%
                                                   1.00%    3,780,309                 14.655425    55,402,035           (4)%
                                                   1.05%      600,668                 14.635768     8,791,237           (4)%
                                                   1.10%      350,108                 14.008835     4,904,605           (4)%
                                                   1.15%       65,541                 13.996468       917,343           (4)%
                                                   1.20%    1,484,116                 13.893573    20,619,674           (4)%
                                                   1.25%      215,390                 13.880721     2,989,768           (4)%
                                                   1.30%      454,321                 13.867900     6,300,478           (4)%
                                                   1.35%      120,879                 13.947089     1,685,910           (4)%
                                                   1.40%      394,553                 13.934762     5,498,002           (4)%
                                                   1.45%      272,761                 13.922425     3,797,495           (4)%
                                                   1.50%       64,143                 13.910105       892,236           (4)%
                                                   1.55%       42,898                 13.897791       596,187           (4)%
                                                   1.60%       96,615                 13.885483     1,341,546           (4)%
                                                   1.65%       30,385                 13.873179       421,537           (4)%
                                                   1.70%       49,400                 10.416039       514,552           (4)%
                                                   1.75%        6,542                 10.409894        68,102           (4)%
                                                   1.80%        3,547                 10.403744        36,902           (4)%
                                                   1.85%       10,047                 10.397593       104,465           (4)%
                                                   1.90%        9,973                 10.391445       103,634           (4)%
                                                   1.95%        5,710                 10.385307        59,300           (5)%
                                                   2.00%        1,477                 10.379155        15,330           (5)%
                                                   2.05%        1,711                 10.373020        17,748           (5)%
                                                   2.10%          129                 10.366876         1,337           (5)%
                                                   2.20%           45                 10.354597           466           (5)%

     American Century VP -
     American Century VP International:
       Tax and non-tax qualified ............      0.95%    7,183,761                 18.036961   129,573,217           (6)%
                                                   1.00%    3,994,727                 18.012811    71,956,262           (6)%
                                                   1.05%      675,553                 17.988719    12,152,333           (7)%
                                                   1.10%      128,595                 18.292155     2,352,280           (7)%
                                                   1.15%       37,687                 18.276025       688,769           (7)%
                                                   1.20%    2,745,538                 16.511966    45,334,230           (7)%
                                                   1.25%      130,549                 16.496720     2,153,630           (7)%
                                                   1.30%      676,552                 16.481481    11,150,579           (7)%
                                                   1.35%       85,233                 18.211587     1,552,228           (7)%
                                                   1.40%      590,149                 18.195502    10,738,057           (7)%
                                                   1.45%      447,740                 18.179411     8,139,649           (7)%
                                                   1.50%      120,099                 18.163339     2,181,399           (7)%
                                                   1.55%       95,202                 18.147256     1,727,655           (7)%
                                                   1.60%       47,565                 18.131202       862,411           (7)%
                                                   1.65%       46,805                 18.115139       847,879           (7)%
                                                   1.70%       16,925                 14.271813       241,550           (7)%
                                                   1.75%           20                 14.263407           285           (7)%
                                                   1.80%          980                 14.254989        13,970           (7)%
                                                   1.85%        8,382                 14.246584       119,415           (7)%
                                                   1.90%        9,823                 14.238163       139,861           (7)%
                                                   1.95%        8,435                 14.229762       120,028           (7)%
                                                   2.00%        1,001                 14.221358        14,236           (7)%
                                                   2.05%          195                 14.212948         2,772           (7)%
                                                   2.10%          631                 14.204543         8,963           (7)%
                                                   2.15%          317                 14.196129         4,500           (7)%
                                                   2.20%           97                 14.187736         1,376           (7)%
                                                   2.25%          107                  9.668548         1,035           (3)%(a)


                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     American Century VP -
     American Century VP Value:
       Tax and non-tax qualified ...........       0.95%    2,318,838                 10.030752    23,259,689           (4)%
                                                   1.00%    1,063,575                 10.017295    10,654,145           (4)%
                                                   1.05%      238,635                 10.003871     2,387,274           (5)%
                                                   1.10%       24,632                 10.560340       260,122           (5)%
                                                   1.15%        7,316                 10.551013        77,191           (5)%
                                                   1.20%      654,991                 10.748058     7,039,881           (5)%
                                                   1.25%       52,947                 10.738118       568,551           (5)%
                                                   1.30%      135,918                 10.728175     1,458,152           (5)%
                                                   1.35%       26,311                 10.513759       276,628           (5)%
                                                   1.40%      124,149                 10.504469     1,304,119           (5)%
                                                   1.45%      113,819                 10.495171     1,194,550           (5)%
                                                   1.50%       31,292                 10.485863       328,124           (5)%
                                                   1.55%       14,542                 10.476568       152,350           (5)%
                                                   1.60%        4,757                 10.467277        49,793           (5)%
                                                   1.65%       17,380                 10.457992       181,760           (5)%
                                                   1.70%        1,370                  8.357417        11,450           (5)%
                                                   1.75%        1,349                  8.352478        11,267           (5)%
                                                   1.80%        3,927                  8.347549        32,781           (5)%
                                                   1.85%        2,858                  8.342610        23,843           (5)%
                                                   1.90%          684                  8.337672         5,703           (5)%
                                                   1.95%        8,156                  8.332737        67,962           (5)%
                                                   2.00%           82                  8.327803           683           (5)%
                                                   2.10%          166                  8.317937         1,381           (5)%
                                                   2.20%          131                  8.308073         1,088           (5)%

     The Dreyfus Socially Responsible
     Growth Fund, Inc.
       Tax and non-tax qualified ...........       0.95%    6,854,953                 17.141110   117,501,503            2%
                                                   1.00%    4,331,067                 17.118159    74,139,894            2%
                                                   1.05%      734,048                 17.095219    12,548,711            2%
                                                   1.10%      787,303                 16.774648    13,206,731            2%
                                                   1.15%      126,526                 16.759854     2,120,557            2%
                                                   1.20%    1,181,531                 16.715192    19,749,518            2%
                                                   1.25%       95,348                 16.699753     1,592,288            2%
                                                   1.30%      299,570                 16.684319     4,998,121            2%
                                                   1.35%       55,639                 16.700748       929,213            2%
                                                   1.40%      562,219                 16.685986     9,381,178            2%
                                                   1.45%      418,635                 16.67122     96,979,160            2%
                                                   1.50%       98,005                 16.656484     1,632,419            2%
                                                   1.55%       78,868                 16.641743     1,312,501            2%
                                                   1.60%       94,938                 16.626996     1,578,534            2%
                                                   1.65%       40,731                 16.612261       676,634            2%
                                                   1.70%       16,240                 12.067453       195,975            2%
                                                   1.75%       28,871                 12.060328       348,194            2%
                                                   1.80%       15,675                 12.053229       188,934            2%
                                                   1.85%       12,674                 12.046114       152,672            2%
                                                   1.90%        1,735                 12.038985        20,888            2%
                                                   1.95%        7,520                 12.031872        90,480            2%
                                                   2.00%        1,363                 12.024755        16,390            2%
                                                   2.05%        2,517                 12.017642        30,248            1%
                                                   2.10%        1,015                 12.010527        12,191            1%
                                                   2.15%        2,009                 12.003435        24,115            1%
                                                   2.20%          718                 11.996298         8,613            1%
                                                   2.40%            5                 10.266925            51            3%(a)
                                                   2.45%           96                 10.264610           985            3%(a)

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     Dreyfus Stock Index Fund:
       Tax and non-tax qualified ...........       0.95%   34,815,081                 15.531941   540,745,784           (1)%
                                                   1.00%   21,848,839                 15.511142   338,900,444           (1)%
                                                   1.05%    3,775,760                 15.490351    58,487,848           (1)%
                                                   1.10%    1,398,080                 14.704296    20,557,782           (1)%
                                                   1.15%      399,823                 14.691331     5,873,932           (1)%
                                                   1.20%    7,406,886                 14.567717   107,901,419           (1)%
                                                   1.25%      596,044                 14.554264     8,674,982           (1)%
                                                   1.30%    2,174,319                 14.540808    31,616,355           (1)%
                                                   1.35%      466,164                 14.639507     6,824,411           (1)%
                                                   1.40%    2,103,611                 14.626548    30,768,567           (1)%
                                                   1.45%    1,425,490                 14.613625    20,831,576           (1)%
                                                   1.50%      404,434                 14.600688     5,905,015           (1)%
                                                   1.55%      234,163                 14.587766     3,415,915           (1)%
                                                   1.60%      168,276                 14.574831     2,452,594           (1)%
                                                   1.65%      122,479                 14.561910     1,783,528           (1)%
                                                   1.70%      157,261                 10.643740     1,673,845           (1)%
                                                   1.75%       18,397                 10.637461       195,697           (1)%
                                                   1.80%        8,091                 10.631172        86,017           (1)%
                                                   1.85%       39,428                 10.624897       418,918           (1)%
                                                   1.90%       16,330                 10.618620       173,402           (1)%
                                                   1.95%       25,644                 10.612340       272,143           (2)%
                                                   2.00%       12,728                 10.606066       134,994           (2)%
                                                   2.05%        7,281                 10.599803        77,177           (2)%
                                                   2.10%        4,407                 10.593511        46,686           (2)%
                                                   2.15%        2,169                 10.587233        22,964           (2)%
                                                   2.20%          918                 10.580969         9,713           (2)%
                                                   2.30%          225                 10.031651         2,257            0%(a)
                                                   2.40%           11                 10.027138           110            0%(a)
                                                   2.45%           96                 10.024880           962            0%(a)

     Dreyfus VIF - Appreciation Portfolio:
       Tax and non-tax qualified ...........       0.95%    5,432,529                 14.931266    81,114,536            2%
                                                   1.00%    3,250,427                 14.911276    48,468,014            2%
                                                   1.05%      820,396                 14.891320    12,216,779            2%
                                                   1.10%      259,064                 13.961548     3,616,934            2%
                                                   1.15%       79,917                 13.949249     1,114,782            2%
                                                   1.20%    1,122,817                 13.735235    15,422,155            2%
                                                   1.25%       93,441                 13.722534     1,282,247            2%
                                                   1.30%      269,643                 13.709840     3,696,762            2%
                                                   1.35%       23,873                 13.900039       331,836            2%
                                                   1.40%      159,350                 13.887734     2,213,010            2%
                                                   1.45%      100,690                 13.875467     1,397,121            2%
                                                   1.50%       57,488                 13.863177       796,966            2%
                                                   1.55%       13,970                 13.850897       193,497            2%
                                                   1.60%       10,133                 13.838626       140,227            2%
                                                   1.65%        9,643                 13.826358       133,328            2%
                                                   1.70%        5,244                 10.379444        54,430            2%
                                                   1.75%        2,835                 10.373318        29,408            2%
                                                   1.80%        1,688                 10.367196        17,500            2%
                                                   1.85%          769                 10.361083         7,968            2%
                                                   1.90%          309                 10.354955         3,200            2%
                                                   1.95%        3,884                 10.348834        40,195            2%
                                                   2.00%        3,890                 10.342710        40,233            2%
                                                   2.05%          238                 10.336596         2,460            2%
                                                   2.10%        1,808                 10.330463        18,677            2%
                                                   2.15%        1,026                 10.324345        10,593            2%
                                                   2.20%          128                 10.318233         1,321            2%
                                                   2.30%          113                 10.205136         1,153            2%
                                                   2.40%            6                 10.200544            61            2%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     Dreyfus IP - European Equity Portfolio:
       Tax and non-tax qualified ...........       0.95%      345,393                 13.152504     4,542,783            2%
                                                   1.00%      176,033                 13.147490     2,314,392            2%
                                                   1.05%       31,672                 13.142458       416,248            2%
                                                   1.10%        4,414                 13.137438        57,989            2%
                                                   1.15%        3,457                 13.132407        45,399            2%
                                                   1.20%      190,307                 13.127373     2,498,231            2%
                                                   1.25%        5,488                 13.122344        72,015            2%
                                                   1.30%       28,895                 13.117325       379,025            2%
                                                   1.35%        6,264                 13.112282        82,135            2%
                                                   1.40%       61,714                 13.107255       808,901            2%
                                                   1.45%       89,150                 13.102226     1,168,063            2%
                                                   1.50%        8,770                 13.097196       114,862            2%
                                                   1.55%       11,086                 13.092158       145,140            2%
                                                   1.60%        2,769                 13.087133        36,238            2%
                                                   1.65%        6,669                 13.082094        87,244            2%
                                                   1.70%          149                 13.077062         1,948            2%
                                                   1.75%           22                 13.072023           288            2%
                                                   1.85%          444                 13.061956         5,800            2%
                                                   1.95%          416                 13.051879         5,430            1%
                                                   2.00%          145                 13.046835         1,892            1%
                                                   2.05%          308                 13.041793         4,017            1%
                                                   2.10%          539                 13.036765         7,027            1%
                                                   2.20%           36                 13.026674           469            1%

     Federated Insurance Series -
     Federated Quality Bond Fund II:
       Tax and non-tax qualified ...........       0.95%      843,345                 10.066286     8,489,352            3%
                                                   1.00%      509,861                 10.060386     5,129,398            3%
                                                   1.05%      110,933                 10.054482     1,115,374            3%
                                                   1.10%       26,169                 10.048593       262,962            3%
                                                   1.15%       16,696                 10.042708       167,673            3%
                                                   1.20%      442,951                 10.036801     4,445,811            3%
                                                   1.25%       31,238                 10.030909       313,346            2%
                                                   1.30%      190,647                 10.025019     1,911,240            2%
                                                   1.35%       20,509                 10.019125       205,482            2%
                                                   1.40%      251,040                 10.013235     2,513,723            2%
                                                   1.45%      105,670                 10.007342     1,057,476            2%
                                                   1.50%       24,540                 10.001455       245,436            2%
                                                   1.55%       38,806                  9.995550       387,887            2%
                                                   1.60%        8,723                  9.989662        87,140            2%
                                                   1.65%        7,509                  9.983769        74,968            2%
                                                   1.70%        2,266                  9.977881        22,610            2%
                                                   1.75%          757                  9.971987         7,549            2%
                                                   1.80%           91                  9.966120           907            2%
                                                   1.85%        4,718                  9.960216        46,992            2%
                                                   1.90%          192                  9.954341         1,911            2%
                                                   2.00%        1,193                  9.942557        11,861            2%
                                                   2.10%          901                  9.930790         8,948            2%

     Fidelity VIP - Equity-Income Portfolio -
     Service Class:
       Tax and non-tax qualified ...........       0.95%   14,971,730                 11.634095   174,182,529           (3)%
                                                   1.00%   10,403,653                 11.618514   120,874,988           (3)%
                                                   1.05%    2,373,725                 11.602925    27,542,153           (3)%
                                                   1.10%      319,613                 12.001699     3,835,899           (3)%
                                                   1.15%       71,919                 11.991098       862,388           (3)%
                                                   1.20%    2,554,372                 12.024781    30,715,764           (3)%
                                                   1.25%      263,901                 12.013674     3,170,421           (3)%
                                                   1.30%      415,841                 12.002556     4,991,155           (3)%
                                                   1.35%      119,941                 11.948786     1,433,149           (3)%

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   1.40%    1,037,469                 11.938205    12,385,518           (3)%
                                                   1.45%      688,761                 11.927634     8,215,289           (3)%
                                                   1.50%      115,546                 11.917083     1,376,971           (3)%
                                                   1.55%       79,918                 11.906523       951,546           (4)%
                                                   1.60%       76,437                 11.895957       909,291           (4)%
                                                   1.65%       41,318                 11.885405       491,081           (4)%
                                                   1.70%       12,626                  8.976128       113,333           (4)%
                                                   1.75%        1,206                  8.970821        10,819           (4)%
                                                   1.80%        7,821                  8.965532        70,119           (4)%
                                                   1.85%       21,491                  8.960228       192,564           (4)%
                                                   1.90%          264                  8.954927         2,364           (4)%
                                                   1.95%        6,367                  8.949622        56,982           (4)%
                                                   2.00%        1,482                  8.944332        13,256           (4)%
                                                   2.10%          492                  8.933744         4,395           (4)%

     Fidelity VIP - Growth Portfolio -
     Service Class:
       Tax and non-tax qualified ...........       0.95%   20,079,635                 19.690864   395,385,362            5%
                                                   1.00%   13,530,933                 19.664527   266,079,397            5%
                                                   1.05%    2,068,587                 19.638188    40,623,300            5%
                                                   1.10%      882,163                 18.321839    16,162,848            4%
                                                   1.15%      248,591                 18.305696     4,550,631            4%
                                                   1.20%    6,008,333                 18.436678   110,773,701            4%
                                                   1.25%      437,828                 18.419647     8,064,637            4%
                                                   1.30%    1,734,317                 18.402620    31,915,977            4%
                                                   1.35%      203,565                 18.241115     3,713,253            4%
                                                   1.40%    2,739,306                 18.224999    49,923,849            4%
                                                   1.45%    1,907,749                 18.208897    34,738,005            4%
                                                   1.50%      363,278                 18.192771     6,609,033            4%
                                                   1.55%      271,507                 18.176677     4,935,095            4%
                                                   1.60%      164,803                 18.160573     2,992,917            4%
                                                   1.65%      198,513                 18.144484     3,601,916            4%
                                                   1.70%      178,399                 12.836343     2,289,991            4%
                                                   1.75%       45,279                 12.828774       580,874            4%
                                                   1.80%       19,126                 12.821201       245,218            4%
                                                   1.85%       25,225                 12.813623       323,224            4%
                                                   1.90%       25,515                 12.806067       326,747            4%
                                                   1.95%       15,284                 12.798487       195,612            4%
                                                   2.00%       12,301                 12.790923       157,341            4%
                                                   2.05%        3,611                 12.783358        46,161            4%
                                                   2.10%        6,052                 12.775787        77,319            4%
                                                   2.15%        3,717                 12.768212        47,459            4%
                                                   2.20%          594                 12.760655         7,580            4%
                                                   2.25%          291                 10.233632         2,978            2%(a)
                                                   2.30%          944                 10.231331         9,658            2%(a)
                                                   2.40%           10                 10.226726           102            2%(a)

     Fidelity VIP - High Income Portfolio -
     Service Class:
       Tax and non-tax qualified ...........       0.95%    9,465,811                  9.708063    91,894,690           (5)%
                                                   1.00%    5,298,589                  9.695058    51,370,128           (5)%
                                                   1.05%    1,684,072                  9.682061    16,305,288           (5)%
                                                   1.10%      178,635                 10.639764     1,900,634           (5)%
                                                   1.15%       34,624                 10.630356       368,065           (6)%
                                                   1.20%    1,965,484                 10.475901    20,590,216           (6)%
                                                   1.25%      122,224                 10.466201     1,279,221           (6)%
                                                   1.30%      466,472                 10.456508     4,877,668           (6)%
                                                   1.35%       88,282                 10.592827       935,156           (6)%
                                                   1.40%      534,017                 10.583472     5,651,754           (6)%
                                                   1.45%      254,942                 10.574097     2,695,781           (6)%
                                                   1.50%      140,226                 10.564732     1,481,450           (6)%
                                                   1.55%       60,883                 10.555361       642,642           (6)%
                                                   1.60%       21,676                 10.546007       228,595           (6)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   1.65%       16,596                 10.536650       174,866           (6)%
                                                   1.70%        4,696                  9.115642        42,807           (6)%
                                                   1.75%          985                  9.110257         8,974           (6)%
                                                   1.80%          683                  9.104880         6,219           (6)%
                                                   1.85%        7,778                  9.099506        70,776           (6)%
                                                   1.90%          165                  9.094113         1,501           (6)%
                                                   1.95%        2,238                  9.088735        20,341           (6)%
                                                   2.00%          104                  9.083360           945           (6)%
                                                   2.10%          336                  9.072606         3,048           (6)%
                                                   2.20%          209                  9.061841         1,894           (6)%

     Fidelity VIP - Overseas Portfolio -
     Service Class:
       Tax and non-tax qualified ...........       0.95%    3,936,333                 14.733763    57,996,998           (5)%
                                                   1.00%    1,800,542                 14.714037    26,493,242           (6)%
                                                   1.05%      421,868                 14.694328     6,199,067           (6)%
                                                   1.10%       64,877                 16.216571     1,052,082           (6)%
                                                   1.15%       13,167                 16.202269       213,335           (6)%
                                                   1.20%    1,859,733                 15.008954    27,912,647           (6)%
                                                   1.25%       83,483                 14.995073     1,251,834           (6)%
                                                   1.30%      252,090                 14.981228     3,776,618           (6)%
                                                   1.35%       50,997                 16.145127       823,353           (6)%
                                                   1.40%      239,340                 16.130856     3,860,759           (6)%
                                                   1.45%      122,469                 16.116591     1,973,783           (6)%
                                                   1.50%       29,765                 16.102338       479,286           (6)%
                                                   1.55%       32,815                 16.088076       527,930           (6)%
                                                   1.60%       34,376                 16.073838       552,554           (6)%
                                                   1.65%       16,668                 16.059577       267,681           (6)%
                                                   1.70%        4,178                 12.295266        51,370           (6)%
                                                   1.75%        2,324                 12.288006        28,557           (6)%
                                                   1.85%        2,200                 12.273508        27,002           (6)%
                                                   1.90%          834                 12.266255        10,230           (6)%
                                                   1.95%        5,229                 12.259002        64,102           (6)%
                                                   2.00%          159                 12.251762         1,948           (6)%
                                                   2.10%          103                 12.237269         1,260           (6)%
                                                   2.25%          189                  9.839698         1,860           (2)%(a)

     Fidelity VIP-II - Contrafund Portfolio -
     Service Class:
       Tax and non-tax qualified ...........       0.95%   16,160,160                 15.467983   249,965,080           (2)%
                                                   1.00%    9,602,110                 15.447298   148,326,655           (2)%
                                                   1.05%    1,501,945                 15.426596    23,169,899           (2)%
                                                   1.10%      602,853                 15.414646     9,292,766           (2)%
                                                   1.15%      123,746                 15.401044     1,905,818           (2)%
                                                   1.20%    3,891,156                 15.157224    58,979,123           (2)%
                                                   1.25%      256,468                 15.143211     3,883,749           (2)%
                                                   1.30%      884,369                 15.129214    13,379,808           (2)%
                                                   1.35%      173,607                 15.346715     2,664,297           (2)%
                                                   1.40%    1,126,616                 15.333148    17,274,570           (2)%
                                                   1.45%      819,181                 15.319578    12,549,507           (2)%
                                                   1.50%      297,085                 15.306022     4,547,190           (2)%
                                                   1.55%      144,003                 15.292464     2,202,161           (2)%
                                                   1.60%       68,205                 15.278907     1,042,098           (2)%
                                                   1.65%       76,008                 15.265373     1,160,290           (2)%
                                                   1.70%       25,164                 11.031058       277,586           (2)%
                                                   1.75%       36,164                 11.024547       398,692           (2)%
                                                   1.80%       19,010                 11.018047       209,453           (2)%
                                                   1.85%       26,389                 11.011537       290,583           (2)%
                                                   1.90%       12,173                 11.005029       133,964           (2)%
                                                   1.95%       25,144                 10.998517       276,547           (2)%

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   2.00%        5,585                 10.992014        61,390           (2)%
                                                   2.05%        3,336                 10.985494        36,648           (2)%
                                                   2.10%        3,621                 10.978990        39,755           (2)%
                                                   2.15%          685                 10.972480         7,516           (2)%
                                                   2.20%          723                 10.965984         7,928           (2)%
                                                   2.25%          192                  9.759488         1,874           (2)%
                                                   2.45%           74                  9.750698           722           (2)%

     Fidelity VIP-III - Growth Opportunities
     Portfolio - Service Class:
       Tax and non-tax qualified ...........       0.95%    7,308,469                 12.685454    92,711,247           (4)%
                                                   1.00%    5,001,428                 12.668443    63,360,306           (4)%
                                                   1.05%      867,496                 12.651471    10,975,100           (4)%
                                                   1.10%      113,047                 12.146838     1,373,164           (4)%
                                                   1.15%       27,736                 12.136108       336,607           (4)%
                                                   1.20%    1,243,071                 12.238990    15,213,934           (4)%
                                                   1.25%      102,345                 12.227683     1,251,442           (4)%
                                                   1.30%      330,791                 12.216375     4,041,067           (4)%
                                                   1.35%       54,123                 12.093266       654,524           (4)%
                                                   1.40%      263,233                 12.082564     3,180,530           (4)%
                                                   1.45%      183,931                 12.071857     2,220,389           (4)%
                                                   1.50%       52,075                 12.061175       628,086           (4)%
                                                   1.55%       56,785                 12.050493       684,287           (4)%
                                                   1.60%       23,787                 12.039796       286,391           (4)%
                                                   1.65%       13,848                 12.029129       166,579           (4)%
                                                   1.70%        7,495                  9.423798        70,631           (5)%
                                                   1.75%        6,022                  9.418227        56,717           (5)%
                                                   1.80%        3,715                  9.412670        34,968           (5)%
                                                   1.85%        6,356                  9.407105        59,792           (5)%
                                                   1.90%        6,939                  9.401542        65,237           (5)%
                                                   1.95%        4,114                  9.395986        38,655           (5)%
                                                   2.00%        4,015                  9.390419        37,703           (5)%
                                                   2.05%          182                  9.384855         1,708           (5)%
                                                   2.10%          793                  9.379289         7,438           (5)%
                                                   2.15%          776                  9.373735         7,274           (5)%
                                                   2.20%           50                  9.368170           468           (5)%
                                                   2.30%          116                  9.860228         1,144           (1)%(a)
                                                   2.40%            5                  9.855791            49           (1)%(a)

     Janus Aspen Series - Capital Appreciation
     Portfolio - Service Shares:
       Tax and non-tax qualified ...........       0.95%    6,390,761                  9.638584    61,597,887           (4)%
                                                   1.00%    4,763,964                  9.636518    45,908,025           (4)%
                                                   1.05%      480,743                  9.634460     4,631,699           (4)%
                                                   1.10%      349,459                  9.632394     3,366,127           (4)%
                                                   1.15%      137,661                  9.630336     1,325,722           (4)%
                                                   1.20%    3,729,940                  9.628268    35,912,862           (4)%
                                                   1.25%      193,690                  9.626199     1,864,498           (4)%
                                                   1.30%    1,556,772                  9.624139    14,982,590           (4)%
                                                   1.35%      142,180                  9.622072     1,368,066           (4)%
                                                   1.40%    4,383,580                  9.620003    42,170,053           (4)%
                                                   1.45%    2,695,872                  9.617941    25,928,738           (4)%
                                                   1.50%      482,829                  9.615871     4,642,821           (4)%
                                                   1.55%      567,775                  9.613803     5,458,477           (4)%
                                                   1.60%      349,756                  9.611730     3,361,760           (4)%
                                                   1.65%      226,995                  9.609658     2,181,344           (4)%
                                                   1.70%       77,183                  9.607593       741,543           (4)%
                                                   1.75%       39,496                  9.605520       379,380           (4)%
                                                   1.80%       29,655                  9.603450       284,790           (4)%
                                                   1.85%       75,003                  9.601374       720,132           (4)%
                                                   1.90%       40,333                  9.599304       387,169           (4)%
                                                   1.95%       47,704                  9.597231       457,826           (4)%
                                                   2.00%       23,683                  9.595156       227,242           (4)%
                                                   2.05%       27,365                  9.593081       262,515           (4)%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   2.10%        9,981                  9.591008        95,728           (4)%
                                                   2.15%        7,039                  9.588927        67,496           (4)%
                                                   2.20%          683                  9.586853         6,548           (4)%
                                                   2.25%          193                  9.584773         1,850           (4)%
                                                   2.30%          225                  9.582699         2,156           (4)%
                                                   2.40%            9                  9.578540            86           (4)%
                                                   2.45%           25                  9.576461           239           (4)%

     Janus Aspen Series - Global Technology
     Portfolio - Service Shares:
       Tax and non-tax qualified ...........       0.95%    6,290,797                  9.770546    61,464,521           (2)%
                                                   1.00%    3,789,408                  9.768452    37,016,650           (2)%
                                                   1.05%      446,847                  9.766358     4,364,068           (2)%
                                                   1.10%      328,770                  9.764265     3,210,197           (2)%
                                                   1.15%      102,048                  9.762168       996,210           (2)%
                                                   1.20%    3,377,879                  9.760077    32,968,359           (2)%
                                                   1.25%      230,037                  9.757980     2,244,696           (2)%
                                                   1.30%      984,850                  9.755879     9,608,077           (2)%
                                                   1.35%      128,993                  9.753788     1,258,170           (2)%
                                                   1.40%    3,887,019                  9.751689    37,905,000           (2)%
                                                   1.45%    2,087,636                  9.749592    20,353,599           (3)%
                                                   1.50%      513,204                  9.747489     5,002,450           (3)%
                                                   1.55%      414,964                  9.745391     4,043,986           (3)%
                                                   1.60%      350,412                  9.743293     3,414,167           (3)%
                                                   1.65%      232,748                  9.741194     2,267,243           (3)%
                                                   1.70%       62,526                  9.739090       608,946           (3)%
                                                   1.75%        9,003                  9.736994        87,662           (3)%
                                                   1.80%        9,055                  9.734888        88,149           (3)%
                                                   1.85%       51,396                  9.732787       500,226           (3)%
                                                   1.90%       32,521                  9.730677       316,451           (3)%
                                                   1.95%       38,551                  9.728575       375,046           (3)%
                                                   2.00%       26,133                  9.726471       254,182           (3)%
                                                   2.05%        7,447                  9.724361        72,417           (3)%
                                                   2.10%        4,355                  9.722258        42,340           (3)%
                                                   2.15%        6,801                  9.720151        66,107           (3)%
                                                   2.20%          378                  9.718050         3,673           (3)%
                                                   2.30%          970                  9.713828         9,422           (3)%
                                                   2.40%            9                  9.709605            87           (3)%
                                                   2.45%           26                  9.707500           252           (3)%

     Janus Aspen Series - International Growth
     Portfolio - Service Shares:
       Tax and non-tax qualified ...........       0.95%    4,682,859                 10.098169    47,288,302            1%
                                                   1.00%    2,808,986                 10.096010    28,359,551            1%
                                                   1.05%      297,175                 10.093848     2,999,639            1%
                                                   1.10%      271,292                 10.091683     2,737,793            1%
                                                   1.15%      106,135                 10.089521     1,070,851            1%
                                                   1.20%    3,477,448                 10.087351    35,078,239            1%
                                                   1.25%      127,187                 10.085186     1,282,705            1%
                                                   1.30%    1,493,594                 10.083019    15,059,937            1%
                                                   1.35%       93,113                 10.080851       938,658            1%
                                                   1.40%    3,293,771                 10.078684    33,196,877            1%
                                                   1.45%    1,939,778                 10.076518    19,546,208            1%
                                                   1.50%      456,780                 10.074346     4,601,760            1%
                                                   1.55%      318,692                 10.072180     3,209,923            1%
                                                   1.60%      255,106                 10.070004     2,568,918            1%
                                                   1.65%      173,831                 10.067838     1,750,102            1%
                                                   1.70%       49,673                 10.065668       499,992            1%
                                                   1.75%       38,724                 10.063501       389,699            1%
                                                   1.80%       34,147                 10.061326       343,564            1%
                                                   1.85%       52,150                 10.059153       524,585            1%

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   1.90%       28,784                 10.056976       289,480            1%
                                                   1.95%       38,799                 10.054796       390,116            1%
                                                   2.00%       15,419                 10.052625       155,001            1%
                                                   2.05%       24,498                 10.050443       246,216            1%
                                                   2.10%        8,475                 10.048271        85,159            0%
                                                   2.15%        6,905                 10.046095        69,368            0%
                                                   2.20%          282                 10.043917         2,832            0%
                                                   2.25%          183                 10.041737         1,838            0%
                                                   2.30%          221                 10.039562         2,219            0%
                                                   2.40%            8                 10.035202            80            0%
                                                   2.45%           24                 10.033018           241            0%

     Nationwide SAT - Balanced Fund:
       Tax and non-tax qualified ...........       0.95%    3,838,999                 11.072458    42,507,155            2%
                                                   1.00%    2,337,705                 11.057622    25,849,458            2%
                                                   1.05%      485,096                 11.042808     5,356,822            2%
                                                   1.10%      105,305                 10.877681     1,145,474            2%
                                                   1.15%       17,755                 10.868075       192,963            2%
                                                   1.20%      533,365                 10.957939     5,844,581            2%
                                                   1.25%       42,714                 10.947801       467,624            2%
                                                   1.30%      133,530                 10.937666     1,460,507            2%
                                                   1.35%       51,048                 10.829710       552,835            2%
                                                   1.40%      145,550                 10.820143     1,574,872            2%
                                                   1.45%      109,086                 10.810562     1,179,281            2%
                                                   1.50%       37,262                 10.800995       402,467            2%
                                                   1.55%       33,867                 10.791412       365,473            2%
                                                   1.60%       12,450                 10.781848       134,234            2%
                                                   1.65%        4,022                 10.772287        43,326            2%
                                                   1.70%        1,097                  9.653315        10,590            2%
                                                   1.75%          137                  9.647607         1,322            2%
                                                   1.80%        1,364                  9.641915        13,152            2%
                                                   1.85%        1,865                  9.636224        17,972            2%
                                                   1.90%        3,013                  9.630524        29,017            2%
                                                   1.95%        2,611                  9.624835        25,130            2%
                                                   2.00%        2,037                  9.619139        19,594            2%
                                                   2.10%        1,591                  9.607753        15,286            2%
                                                   2.20%           48                  9.596370           461            2%

     Nationwide SAT - Capital Appreciation Fund:
       Tax and non-tax qualified ...........       0.95%   12,171,457                 13.847334   168,542,230            0%
                                                   1.00%    7,074,401                 13.828789    97,830,399            0%
                                                   1.05%    1,159,994                 13.810256    16,019,814            0%
                                                   1.10%      423,235                 12.855041     5,440,703            0%
                                                   1.15%      174,621                 12.843693     2,242,779            0%
                                                   1.20%    1,263,094                 12.787445    16,151,745            0%
                                                   1.25%      162,900                 12.775624     2,081,149            0%
                                                   1.30%      516,156                 12.763805     6,588,115            0%
                                                   1.35%       60,842                 12.798355       778,678            0%
                                                   1.40%      256,422                 12.787025     3,278,875            0%
                                                   1.45%      185,985                 12.775714     2,376,091            0%
                                                   1.50%       58,497                 12.764411       746,680            0%
                                                   1.55%       35,924                 12.753098       458,142            0%
                                                   1.60%        2,935                 12.741798        37,397            0%
                                                   1.65%       29,174                 12.730493       371,399            0%
                                                   1.70%       11,999                  9.697919       116,365            0%
                                                   1.75%          357                  9.692199         3,460            0%
                                                   1.80%        3,788                  9.686477        36,692            0%
                                                   1.85%        1,434                  9.680750        13,882            0%
                                                   1.90%          220                  9.675026         2,129            0%
                                                   1.95%           55                  9.669301           532            0%
                                                   2.00%          559                  9.663581         5,402            0%
                                                   2.10%        1,967                  9.652141        18,986            0%
                                                   2.15%          202                  9.646423         1,949            0%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     Nationwide SAT - Equity Income Fund:
       Tax and non-tax qualified ...........       0.95%    1,145,176                 13.773249    15,772,794            1%
                                                   1.00%      883,744                 13.754834    12,155,752            1%
                                                   1.05%      184,234                 13.736390     2,530,710            1%
                                                   1.10%       12,015                 14.047802       168,784            1%
                                                   1.15%       13,518                 14.035394       189,730            1%
                                                   1.20%      278,292                 14.123115     3,930,350            1%
                                                   1.25%       15,315                 14.110060       216,096            1%
                                                   1.30%       84,183                 14.097008     1,186,728            1%
                                                   1.35%       14,785                 13.985873       206,781            1%
                                                   1.40%      114,671                 13.973506     1,602,356            1%
                                                   1.45%       83,056                 13.961138     1,159,556            1%
                                                   1.50%       33,858                 13.948789       472,278            1%
                                                   1.55%       32,333                 13.936426       450,606            1%
                                                   1.60%       13,973                 13.924084       194,561            1%
                                                   1.65%       13,840                 13.911735       192,538            1%
                                                   1.70%        4,884                 10.874456        53,111            1%
                                                   1.75%          191                 10.868034         2,076            1%
                                                   1.80%          222                 10.861611         2,411            1%
                                                   1.85%        3,056                 10.855208        33,174            1%
                                                   1.90%          131                 10.848791         1,421            1%
                                                   1.95%        1,866                 10.842376        20,232            1%
                                                   2.00%        1,060                 10.835961        11,486            1%
                                                   2.20%           93                 10.810308         1,005            1%
                                                   2.25%          104                  9.805462         1,020           (2)%(a)

     Nationwide SAT - Global 50 Fund:
       Tax and non-tax qualified ...........       0.95%    1,477,400                 14.354757    21,207,718           (1)%
                                                   1.00%      797,990                 14.335539    11,439,617           (1)%
                                                   1.05%      179,542                 14.316340     2,570,384           (1)%
                                                   1.10%       34,135                 14.671606       500,815           (1)%
                                                   1.15%       11,363                 14.658666       166,566           (1)%
                                                   1.20%      406,012                 14.091756     5,721,422           (1)%
                                                   1.25%       33,901                 14.078747       477,284           (1)%
                                                   1.30%      200,023                 14.065703     2,813,464           (1)%
                                                   1.35%       18,114                 14.606953       264,590           (1)%
                                                   1.40%       57,265                 14.594029       835,727           (1)%
                                                   1.45%       25,209                 14.581120       367,575           (1)%
                                                   1.50%       10,344                 14.568213       150,694           (1)%
                                                   1.55%       14,735                 14.555319       214,473           (1)%
                                                   1.60%        1,162                 14.542428        16,898           (1)%
                                                   1.65%        9,699                 14.529513       140,922           (1)%
                                                   1.70%          271                 11.016889         2,986           (1)%
                                                   1.80%       11,435                 11.003887       125,829           (2)%
                                                   1.85%        4,243                 10.997382        46,662           (2)%
                                                   1.90%          559                 10.990876         6,144           (2)%
                                                   1.95%           27                 10.984383           297           (2)%
                                                   2.10%           84                 10.964882           921           (1)%

     Nationwide SAT - Government Bond Fund:
       Tax and non-tax qualified ...........       0.95%   11,062,564                 10.957998   121,223,554            4%
                                                   1.00%    7,261,742                 10.943317    79,467,545            4%
                                                   1.05%    1,625,064                 10.928636    17,759,733            3%
                                                   1.10%      248,968                  9.845251     2,451,152            3%
                                                   1.15%      110,466                  9.836564     1,086,606            3%
                                                   1.20%    2,009,297                 10.150606    20,395,582            3%
                                                   1.25%      133,991                 10.141213     1,358,831            3%
                                                   1.30%      704,445                 10.131828     7,137,316            3%
                                                   1.35%       99,106                  9.801843       971,421            3%
                                                   1.40%      408,202                  9.793153     3,997,585            3%
                                                   1.45%      220,877                  9.784466     2,161,163            3%

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
                                                   1.50%       72,186                  9.775800       705,676            3%
                                                   1.55%       47,412                  9.767147       463,080            3%
                                                   1.60%        6,890                  9.758493        67,236            3%
                                                   1.65%       24,241                  9.749829       236,346            3%
                                                   1.70%        1,569                 10.041614        15,755            3%
                                                   1.75%          703                 10.035681         7,055            3%
                                                   1.80%          131                 10.029762         1,314            3%
                                                   1.85%        2,814                 10.023840        28,207            3%
                                                   1.90%          144                 10.017909         1,443            3%
                                                   1.95%           19                 10.011979           190            3%

     Nationwide SAT - High Income Bond Fund:
       Tax and non-tax qualified ...........       0.95%    2,261,464                 10.723443    24,250,680           (2)%
                                                   1.00%    1,445,887                 10.709076    15,484,114           (2)%
                                                   1.05%      454,084                 10.694716     4,856,299           (2)%
                                                   1.10%       22,836                 10.337131       236,059           (2)%
                                                   1.15%        5,285                 10.328000        54,583           (2)%
                                                   1.20%      390,651                 10.539859     4,117,406           (2)%
                                                   1.25%       20,082                 10.530092       211,465           (2)%
                                                   1.30%      101,962                 10.520341     1,072,675           (2)%
                                                   1.35%       34,042                 10.291541       350,345           (2)%
                                                   1.40%       86,149                 10.282417       885,820           (2)%
                                                   1.45%       33,094                 10.273325       339,985           (2)%
                                                   1.50%       22,838                 10.264221       234,414           (2)%
                                                   1.55%        7,429                 10.255119        76,185           (2)%
                                                   1.60%       13,554                 10.246031       138,875           (2)%
                                                   1.65%       12,378                 10.236942       126,713           (2)%
                                                   1.70%          795                  9.450664         7,513           (2)%
                                                   1.75%           35                  9.445083           331           (2)%
                                                   1.80%           94                  9.439519           887           (2)%
                                                   1.85%        1,909                  9.433927        18,009           (2)%
                                                   1.90%        2,699                  9.428349        25,447           (2)%
                                                   1.95%          384                  9.422777         3,618           (2)%
                                                   2.00%          597                  9.417211         5,622           (2)%

     Nationwide SAT - Money Market Fund:
       Tax and non-tax qualified ...........       0.95%   14,071,446                 11.163491   157,086,461            2%
                                                   1.00%    7,773,940                 11.148491    86,667,700            2%
                                                   1.05%    1,764,602                 11.133493    19,646,184            2%
                                                   1.10%      206,507                 10.704804     2,210,617            2%
                                                   1.15%       57,197                 10.695345       611,742            2%
                                                   1.20%    9,855,711                 10.720702   105,660,141            2%
                                                   1.25%      214,417                 10.710766     2,296,570            2%
                                                   1.30%    3,510,727                 10.700833    37,567,703            2%
                                                   1.35%      472,814                 10.657512     5,039,021            2%
                                                   1.40%    3,288,036                 10.648067    35,011,228            2%
                                                   1.45%    2,724,138                 10.638623    28,981,077            2%
                                                   1.50%      379,976                 10.629184     4,038,835            2%
                                                   1.55%      144,198                 10.619747     1,531,346            2%
                                                   1.60%       25,033                 10.610313       265,608            2%
                                                   1.65%      204,471                 10.600883     2,167,573            2%
                                                   1.70%       39,571                 10.408055       411,857            2%
                                                   1.75%        7,531                 10.401865        78,336            2%
                                                   1.80%        8,716                 10.395681        90,609            2%
                                                   1.85%       48,023                 10.389496       498,935            2%
                                                   1.90%       20,917                 10.383312       217,188            2%
                                                   1.95%       89,741                 10.377130       931,254            2%
                                                   2.00%        3,799                 10.370943        39,399            2%
                                                   2.05%       21,836                 10.364765       226,325            2%
                                                   2.10%       15,236                 10.358583       157,823            2%
                                                   2.20%       11,685                 10.346218       120,896            2%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                           ASSET                                                               PERIOD
(Continued)                                      CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------
     Nationwide SAT - Multi Sector Bond Fund:
       Tax and non-tax qualified ...........       0.95%    3,197,771                 10.519867    33,640,126            2%
                                                   1.00%    1,840,085                 10.505777    19,331,523            2%
                                                   1.05%      519,674                 10.491694     5,452,261            2%
                                                   1.10%       17,197                 10.488813       180,376            2%
                                                   1.15%       15,579                 10.479557       163,261            2%
                                                   1.20%      674,104                 10.707445     7,217,932            2%
                                                   1.25%       23,859                 10.697540       255,233            2%
                                                   1.30%      224,400                 10.687629     2,398,304            2%
                                                   1.35%       50,485                 10.442560       527,193            2%
                                                   1.40%      167,763                 10.433307     1,750,323            2%
                                                   1.45%       83,653                 10.424082       872,006            2%
                                                   1.50%       19,243                 10.414838       200,413            2%
                                                   1.55%       10,734                 10.405608       111,694            2%
                                                   1.60%       25,446                 10.396379       264,546            2%
                                                   1.65%       22,982                 10.387152       238,718            2%
                                                   1.70%          576                 10.057620         5,793            2%
                                                   1.75%          254                 10.051676         2,553            2%
                                                   1.80%        3,784                 10.045744        38,013            2%
                                                   1.85%        5,152                 10.039808        51,725            2%
                                                   1.95%        2,032                 10.027944        20,377            1%

     Nationwide SAT - Mid Cap Index Fund:
       Tax and non-tax qualified ...........       0.95%      995,398                 14.086582    14,021,756            8%
                                                   1.00%      534,058                 14.067708     7,512,972            8%
                                                   1.05%      118,296                 14.048839     1,661,921            8%
                                                   1.10%       27,001                 15.771821       425,855            8%
                                                   1.15%        5,228                 15.757905        82,382            8%
                                                   1.20%      317,220                 15.753019     4,997,173            8%
                                                   1.25%       19,241                 15.738466       302,824            8%
                                                   1.30%       54,402                 15.723900       855,412            8%
                                                   1.35%       22,535                 15.702300       353,851            7%
                                                   1.40%      160,639                 15.688410     2,520,170            7%
                                                   1.45%      121,787                 15.674510     1,908,952            7%
                                                   1.50%       10,997                 15.660640       172,220            7%
                                                   1.55%       20,976                 15.646779       328,207            7%
                                                   1.60%       11,658                 15.632908       182,248            7%
                                                   1.65%        7,286                 15.619051       113,800            7%
                                                   1.70%        7,513                 12.283251        92,284            7%
                                                   1.75%        1,327                 12.275991        16,290            7%
                                                   1.80%          346                 12.268749         4,245            7%
                                                   1.85%        1,083                 12.261502        13,279            7%
                                                   1.90%          968                 12.254254        11,862            7%
                                                   1.95%          350                 12.246994         4,286            7%
                                                   2.00%          473                 12.239749         5,789            7%
                                                   2.10%          100                 12.225258         1,223            7%
                                                   2.25%           97                 10.517478         1,020            5%(a)

     Nationwide SAT - Small Cap Growth Fund:
       Tax and non-tax qualified ...........       0.95%      669,957                 21.326255    14,287,674            5%
                                                   1.00%      442,053                 21.313785     9,421,823            5%
                                                   1.05%       69,577                 21.301328     1,482,082            5%
                                                   1.10%       18,725                 21.288863       398,634            5%
                                                   1.15%        8,750                 21.276409       186,169            5%
                                                   1.20%      260,129                 21.263937     5,531,367            5%
                                                   1.25%       21,269                 21.251476       451,998            5%
                                                   1.30%       93,766                 21.239024     1,991,498            4%
                                                   1.35%        9,767                 21.226562       207,320            4%
                                                   1.40%      309,888                 21.214111     6,573,998            4%
                                                   1.45%      157,293                 21.201645     3,334,870            4%
                                                   1.50%       37,044                 21.189191       784,932            4%

                                                  ASSET                                                               PERIOD
                                                 CHARGE       UNITS                  UNIT VALUE     AMOUNT           RETURN(b)
                                                 -------    ----------               ----------   ------------       --------

                                                   1.55%       33,163                 21.176736       702,284            4%
                                                   1.60%       20,316                 21.164294       429,974            4%
                                                   1.65%        6,566                 21.151838       138,883            4%
                                                   1.70%        3,343                 21.139379        70,669            4%
                                                   1.75%       14,293                 21.126928       301,967            4%
                                                   1.80%          736                 21.114479        15,540            4%
                                                   1.85%        2,938                 21.102021        61,998            4%
                                                   1.90%          474                 21.089585         9,996            4%
                                                   1.95%        1,473                 21.077141        31,047            4%
                                                   2.00%        1,435                 21.064691        30,228            4%
                                                   2.05%           86                 21.052246         1,810            4%
                                                   2.10%          438                 21.039814         9,215            4%
                                                   2.15%        1,168                 21.027369        24,560            4%
                                                   2.30%          121                  9.812662         1,187            4%
     Initial funding by depositor ..........       0.95%      100,000                 21.563283     2,156,328            5%(a)

     Nationwide SAT - Small Cap Value Fund:
       Tax and non-tax qualified ...........       0.95%    4,212,785                 13.195545    55,589,994           10%
                                                   1.00%    1,884,622                 13.177877    24,835,317           10%
                                                   1.05%      441,533                 13.160200     5,810,663           10%
                                                   1.10%       75,089                 18.095622     1,358,782           10%
                                                   1.15%       15,337                 18.079648       277,288           10%
                                                   1.20%      617,228                 17.541231    10,826,939           10%
                                                   1.25%       25,403                 17.525024       445,188           10%
                                                   1.30%      106,367                 17.508816     1,862,360           10%
                                                   1.35%       22,502                 18.015888       405,394           10%
                                                   1.40%      150,723                 17.999963     2,713,008           10%
                                                   1.45%       78,854                 17.984032     1,418,113           10%
                                                   1.50%       25,452                 17.968116       457,324           10%
                                                   1.55%       26,470                 17.952213       475,195           10%
                                                   1.60%        5,234                 17.936302        93,879           10%
                                                   1.65%       10,515                 17.920401       188,433           10%
                                                   1.70%        1,300                 12.874568        16,737           10%
                                                   1.75%        1,264                 12.866973        16,264           10%
                                                   1.80%          621                 12.859374         7,986           10%
                                                   1.85%        1,302                 12.851781        16,733           10%
                                                   1.90%        1,988                 12.844195        25,534           10%
                                                   1.95%        2,090                 12.836600        26,828           10%
                                                   2.00%        3,908                 12.829010        50,136           10%
                                                   2.10%           72                 12.813833           923           10%
                                                   2.25%           94                 11.092994         1,043           11%(a)

     Nationwide SAT - Small Company Fund:
       Tax and non-tax qualified ...........       0.95%    5,617,800                 14.696232    82,560,492            7%
                                                   1.00%    3,008,309                 14.676541    44,151,570            7%
                                                   1.05%      528,083                 14.656859     7,740,038            7%
                                                   1.10%       75,210                 18.482041     1,390,034            7%
                                                   1.15%       31,732                 18.465741       585,955            7%
                                                   1.20%    1,525,600                 18.292320    27,906,763            7%
                                                   1.25%       53,294                 18.275408       973,970            7%
                                                   1.30%      216,580                 18.258505     3,954,427            7%
                                                   1.35%       48,244                 18.400608       887,719            7%
                                                   1.40%      503,690                 18.384344     9,260,010            7%
                                                   1.45%      310,110                 18.368078     5,696,125            7%
                                                   1.50%       78,000                 18.351824     1,431,442            7%
                                                   1.55%       70,673                 18.335565     1,295,829            7%
                                                   1.60%       14,068                 18.319337       257,716            7%
                                                   1.65%       29,676                 18.303094       543,163            7%
                                                   1.70%       15,693                 15.072308       236,530            7%
                                                   1.75%        3,826                 15.063429        57,633            7%
                                                   1.80%        2,297                 15.054539        34,580            7%
                                                   1.85%       11,659                 15.045652       175,417            7%
                                                   1.90%        3,352                 15.036759        50,403            7%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                            ASSET                                                               PERIOD
(Continued)                                       CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------        --------
                                                   1.95%          118                 15.027883         1,773            7%
                                                   2.00%          921                 15.019007        13,833            7%
                                                   2.10%        1,816                 15.001230        27,242            6%
                                                   2.20%          167                 14.983454         2,502            6%
                                                   2.25%          105                 10.029202         1,053            0%(a)

     Nationwide SAT - Strategic Growth Fund:
       Tax and non-tax qualified ...........       0.95%    3,415,554                 22.158144    75,682,337            5%
                                                   1.00%    2,002,408                 22.128467    44,310,219            5%
                                                   1.05%      251,331                 22.098835     5,554,122            4%
                                                   1.10%      139,661                 24.181824     3,377,258            4%
                                                   1.15%       28,573                 24.160493       690,338            4%
                                                   1.20%      812,076                 23.754270    19,290,273            4%
                                                   1.25%       64,986                 23.732333     1,542,269            4%
                                                   1.30%      268,435                 23.710397     6,364,700            4%
                                                   1.35%       27,318                 24.075308       657,689            4%
                                                   1.40%      426,877                 24.054040    10,268,116            4%
                                                   1.45%      402,258                 24.032774     9,667,376            4%
                                                   1.50%       81,800                 24.011486     1,964,140            4%
                                                   1.55%       52,436                 23.990251     1,257,953            4%
                                                   1.60%       22,878                 23.969004       548,363            4%
                                                   1.65%       24,151                 23.947768       578,363            4%
                                                   1.70%       16,093                 15.266235       245,680            4%
                                                   1.75%       24,168                 15.257235       368,737            4%
                                                   1.80%        8,220                 15.248236       125,340            4%
                                                   1.85%       13,611                 15.239218       207,421            4%
                                                   1.90%        5,608                 15.230209        85,411            4%
                                                   1.95%        2,165                 15.221208        32,954            4%
                                                   2.00%          527                 15.212219         8,017            4%
                                                   2.05%       14,808                 15.203202       225,129            4%
                                                   2.10%          899                 15.194201        13,660            4%
                                                   2.15%        1,021                 15.185210        15,504            4%
                                                   2.20%           23                 15.176209           349            4%
                                                   2.25%          108                  9.613567         1,038           (4)%(a)
                                                   2.30%          714                  9.611398         6,863           (4)%(a)
                                                   2.45%           78                  9.604888           749           (4)%(a)

     Nationwide SAT - Strategic Value Fund:
       Tax and non-tax qualified ...........       0.95%      943,474                  9.518085     8,980,066           (2)%
                                                   1.00%      592,989                  9.505340     5,636,562           (2)%
                                                   1.05%      113,678                  9.492590     1,079,099           (2)%
                                                   1.10%        6,611                 12.262038        81,064           (2)%
                                                   1.15%        1,818                 12.251237        22,273           (2)%
                                                   1.20%      155,069                 11.725368     1,818,241           (2)%
                                                   1.25%       13,438                 11.714512       157,420           (2)%
                                                   1.30%       32,547                 11.703675       380,920           (2)%
                                                   1.35%        8,859                 12.207964       108,150           (2)%
                                                   1.40%       33,697                 12.197158       411,008           (2)%
                                                   1.45%       46,630                 12.186371       568,250           (2)%
                                                   1.50%       14,997                 12.175562       182,597           (2)%
                                                   1.55%        3,065                 12.164780        37,285           (2)%
                                                   1.60%        1,161                 12.153983        14,111           (2)%
                                                   1.65%       12,738                 12.143210       154,680           (2)%
                                                   1.80%          949                  8.357069         7,931           (2)%
                                                   1.85%          362                  8.352132         3,023           (2)%
                                                   1.90%          291                  8.347180         2,429           (2)%

     Nationwide SAT - Total Return Fund:
       Tax and non-tax qualified ...........       0.95%   21,082,000                 13.053974   275,203,880            3%
                                                   1.00%   13,601,988                 13.036489   177,322,167            3%
                                                   1.05%    2,113,208                 13.019025    27,511,908            3%
                                                   1.10%      795,495                 13.039455    10,372,821            3%

                                                   ASSET                                                               PERIOD
                                                  CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------

                                                   1.15%      204,995                 13.027969     2,670,669            3%
                                                   1.20%    1,478,162                 12.993264    19,206,149            3%
                                                   1.25%      192,399                 12.981230     2,497,576            3%
                                                   1.30%      382,184                 12.969229     4,956,632            3%
                                                   1.35%       85,620                 12.981991     1,111,518            3%
                                                   1.40%      744,853                 12.970506     9,661,120            3%
                                                   1.45%      534,830                 12.959020     6,930,873            3%
                                                   1.50%      105,724                 12.947559     1,368,868            3%
                                                   1.55%       77,067                 12.936075       996,944            3%
                                                   1.60%       26,521                 12.924611       342,774            3%
                                                   1.65%       40,602                 12.913160       524,300            3%
                                                   1.70%       24,076                 10.096771       243,090            2%
                                                   1.75%        1,943                 10.090823        19,606            2%
                                                   1.80%        2,870                 10.084857        28,944            2%
                                                   1.85%       14,880                 10.078893       149,974            2%
                                                   1.90%        4,211                 10.072930        42,417            2%
                                                   1.95%        2,249                 10.066981        22,641            2%
                                                   2.10%        1,307                 10.049113        13,134            2%

     Neuberger Berman AMT -
     Guardian Portfolio:
       Tax and non-tax qualified ...........       0.95%    1,986,495                 16.101092    31,984,739            3%
                                                   1.00%    1,344,877                 16.079553    21,625,021            3%
                                                   1.05%      278,565                 16.058015     4,473,201            3%
                                                   1.10%       80,331                 15.112174     1,213,976            3%
                                                   1.15%       22,687                 15.098857       342,548            3%
                                                   1.20%      478,549                 14.411278     6,896,503            3%
                                                   1.25%       24,105                 14.397979       347,063            3%
                                                   1.30%       57,494                 14.384659       827,032            3%
                                                   1.35%       22,044                 15.045583       331,665            3%
                                                   1.40%       94,825                 15.032278     1,425,436            3%
                                                   1.45%       67,951                 15.018994     1,020,556            3%
                                                   1.50%       17,260                 15.005684       258,998            3%
                                                   1.55%        6,164                 14.992404        92,413            3%
                                                   1.60%       17,703                 14.979117       265,175            3%
                                                   1.65%        1,560                 14.965836        23,347            3%
                                                   1.70%          895                 10.253068         9,176            3%
                                                   1.75%        1,741                 10.247014        17,840            3%
                                                   1.80%        5,637                 10.240974        57,728            3%
                                                   1.85%          209                 10.234918         2,139            3%
                                                   1.90%          240                 10.228865         2,455            3%
                                                   1.95%        2,420                 10.222813        24,739            3%
                                                   2.00%          669                 10.216775         6,835            3%
                                                   2.10%          179                 10.204679         1,827            3%
                                                   2.15%          324                 10.198632         3,304            3%

     Neuberger Berman AMT -
     Mid-Cap Growth Portfolio:
       Tax and non-tax qualified ...........       0.95%    3,623,705                 27.626319   100,109,630           12%
                                                   1.00%    2,082,738                 27.589328    57,461,342           12%
                                                   1.05%      445,504                 27.552396    12,274,703           12%
                                                   1.10%      147,084                 24.035032     3,535,169           12%
                                                   1.15%       35,438                 24.013856       851,003           12%
                                                   1.20%    1,174,149                 23.359081    27,427,042           12%
                                                   1.25%       71,538                 23.337526     1,669,520           12%
                                                   1.30%      293,405                 23.315939     6,841,013           12%
                                                   1.35%       32,203                 23.929165       770,591           12%
                                                   1.40%      688,107                 23.908000    16,451,262           12%
                                                   1.45%      391,442                 23.886869     9,350,324           12%
                                                   1.50%       77,395                 23.865720     1,847,087           12%
                                                   1.55%       65,698                 23.844616     1,566,544           12%
                                                   1.60%       65,017                 23.823486     1,548,932           12%
                                                   1.65%       38,998                 23.802370       928,245           12%
                                                   1.70%       13,982                 17.070735       238,683           12%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                            ASSET                                                               PERIOD
(Continued)                                       CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   1.75%       21,986                 17.060677       375,096           12%
                                                   1.80%        4,281                 17.050598        72,994           12%
                                                   1.85%       16,834                 17.040537       286,860           12%
                                                   1.90%        6,861                 17.030469       116,846           12%
                                                   1.95%        4,808                 17.020414        81,834           12%
                                                   2.00%        5,887                 17.010337       100,140           12%
                                                   2.05%       14,227                 17.000283       241,863           12%
                                                   2.10%        1,765                 16.990213        29,988           12%
                                                   2.15%        1,973                 16.980148        33,502           12%
                                                   2.20%          363                 16.970091         6,160           12%
                                                   2.25%          106                 10.197388         1,081            2%(a)
                                                   2.30%          238                 10.195089         2,426            2%(a)
                                                   2.40%            8                 10.190485            82            2%(a)

     Neuberger Berman AMT -
     Partners Portfolio:
       Tax and non-tax qualified ...........       0.95%    5,280,977                 11.009834    58,142,680           (1)%
                                                   1.00%    3,687,715                 10.995099    40,546,792           (1)%
                                                   1.05%      622,421                 10.980342     6,834,395           (1)%
                                                   1.10%       67,156                 12.454730       836,410           (1)%
                                                   1.15%       12,497                 12.443736       155,509           (1)%
                                                   1.20%      483,912                 12.397119     5,999,115           (1)%
                                                   1.25%       52,885                 12.385663       655,016           (1)%
                                                   1.30%       97,980                 12.374198     1,212,424           (1)%
                                                   1.35%       34,806                 12.399818       431,588           (1)%
                                                   1.40%      101,240                 12.388852     1,254,247           (1)%
                                                   1.45%      112,042                 12.377884     1,386,843           (1)%
                                                   1.50%       10,951                 12.366921       135,430           (1)%
                                                   1.55%       15,528                 12.355977       191,864           (1)%
                                                   1.60%       13,860                 12.345007       171,102           (1)%
                                                   1.65%        5,038                 12.334060        62,139           (1)%
                                                   1.70%          461                  9.372602         4,321           (1)%
                                                   1.85%          668                  9.356003         6,250           (1)%
                                                   1.90%          116                  9.350466         1,085           (1)%
                                                   1.95%          216                  9.344931         2,019           (2)%
                                                   2.00%          734                  9.339399         6,855           (2)%
                                                   2.10%           99                  9.328338           924           (2)%
                                                   2.15%          337                  9.322817         3,142           (2)%

     Oppenheimer Aggressive Growth Fund / VA:
       Tax and non-tax qualified ...........       0.95%    6,896,447                 23.277274   160,530,486           21%
                                                   1.00%    3,879,243                 23.246107    90,177,298           21%
                                                   1.05%      631,297                 23.214967    14,655,539           21%
                                                   1.10%      224,482                 28.876287     6,482,207           21%
                                                   1.15%       62,838                 28.850834     1,812,929           21%
                                                   1.20%    1,923,111                 28.328894    54,479,608           20%
                                                   1.25%      116,289                 28.302778     3,291,302           20%
                                                   1.30%      388,212                 28.276623    10,977,324           20%
                                                   1.35%       43,760                 28.749219     1,258,066           20%
                                                   1.40%      755,452                 28.723799    21,699,451           20%
                                                   1.45%      489,957                 28.698427    14,060,995           20%
                                                   1.50%      125,334                 28.673061     3,593,709           20%
                                                   1.55%       89,222                 28.647701     2,556,005           20%
                                                   1.60%       26,730                 28.622348       765,075           20%
                                                   1.65%       46,307                 28.597017     1,324,242           20%
                                                   1.70%       18,227                 19.313729       352,031           20%
                                                   1.75%       24,994                 19.302349       482,443           20%
                                                   1.80%        9,128                 19.290972       176,088           20%
                                                   1.85%       21,388                 19.279576       412,352           20%
                                                   1.90%        9,481                 19.268222       182,682           20%
                                                   1.95%        5,719                 19.256852       110,130           20%

                                                   ASSET                                                               PERIOD
                                                  CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   2.00%        4,795                 19.245463        92,282           20%
                                                   2.05%        1,432                 19.234102        27,543           20%
                                                   2.10%        3,129                 19.222728        60,148           20%
                                                   2.15%        3,392                 19.211362        65,165           20%
                                                   2.20%           24                 19.199993           461           20%
                                                   2.25%          100                 10.521049         1,052            5%(a)
                                                   2.30%          119                 10.518676         1,252            5%(a)
                                                   2.40%            4                 10.513931            42            5%(a)

     Oppenheimer Capital Appreciation Fund / VA:
       Tax and non-tax qualified ...........       0.95%    7,656,863                 18.443292   141,217,760            9%
                                                   1.00%    4,804,053                 18.418608    88,483,969            9%
                                                   1.05%      765,101                 18.393919    14,073,206            9%
                                                   1.10%      223,921                 20.192602     4,521,548            9%
                                                   1.15%       83,883                 20.174811     1,692,324            9%
                                                   1.20%    1,551,682                 19.412918    30,122,675            9%
                                                   1.25%      135,098                 19.394992     2,620,225            9%
                                                   1.30%      457,376                 19.377063     8,862,604            9%
                                                   1.35%      101,055                 20.103675     2,031,577            9%
                                                   1.40%      685,121                 20.085913    13,761,281            9%
                                                   1.45%      864,199                 20.068153    17,342,878            9%
                                                   1.50%      113,099                 20.050410     2,267,681            9%
                                                   1.55%       77,202                 20.032654     1,546,561            9%
                                                   1.60%       25,200                 20.014914       504,376            9%
                                                   1.65%       39,116                 19.997193       782,210            9%
                                                   1.70%       91,181                 13.842777     1,262,198            8%
                                                   1.75%       28,892                 13.834616       399,710            8%
                                                   1.80%       15,248                 13.826444       210,826            8%
                                                   1.85%       20,733                 13.818288       286,495            8%
                                                   1.90%        4,614                 13.810129        63,720            8%
                                                   1.95%        9,449                 13.801957       130,415            8%
                                                   2.00%        5,022                 13.793807        69,272            8%
                                                   2.05%          246                 13.785644         3,391            8%
                                                   2.10%        2,447                 13.777486        33,714            8%
                                                   2.15%        3,566                 13.769327        49,101            8%
                                                   2.20%          633                 13.761177         8,711            8%
                                                   2.25%           96                 10.791790         1,036            8%
                                                   2.30%          211                 10.789371         2,277            8%
                                                   2.40%            9                 10.784509            97            8%

     Oppenheimer Global Securities Fund / VA:
       Tax and non-tax qualified ...........       0.95%      123,617                 10.094985     1,247,912            1%
                                                   1.00%      100,895                 10.094150     1,018,449            1%
                                                   1.05%        4,314                 10.093314        43,543            1%
                                                   1.10%        4,573                 10.092478        46,153            1%
                                                   1.15%           51                 10.091645           515            1%
                                                   1.20%       56,964                 10.090809       574,813            1%
                                                   1.25%        1,529                 10.089972        15,428            1%
                                                   1.30%       57,820                 10.089139       583,354            1%
                                                   1.35%        3,862                 10.088300        38,961            1%
                                                   1.40%      111,626                 10.087468     1,126,024            1%
                                                   1.45%       23,727                 10.086628       239,325            1%
                                                   1.50%        8,666                 10.085791        87,403            1%
                                                   1.55%        6,152                 10.084954        62,043            1%
                                                   1.65%          413                 10.083275         4,164            1%

     Oppenheimer Main Street
     Growth & Income Fund / VA:
       Tax and non-tax qualified ...........       0.95%    7,471,018                 12.790421    95,557,466            0%
                                                   1.00%    4,739,140                 12.773289    60,534,405            0%
                                                   1.05%      971,080                 12.756159    12,387,251            0%
                                                   1.10%      173,438                 14.801435     2,567,131            0%
                                                   1.15%       56,469                 14.788374       835,085            0%
                                                   1.20%    1,982,246                 14.549760    28,841,204            0%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                            ASSET                                                               PERIOD
(Continued)                                       CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   1.25%      194,305                 14.536321     2,824,480            0%
                                                   1.30%      634,483                 14.522891     9,214,527            0%
                                                   1.35%       94,330                 14.736213     1,390,067            0%
                                                   1.40%      861,597                 14.723188    12,685,455           (1)%
                                                   1.45%      707,864                 14.710167    10,412,798           (1)%
                                                   1.50%      148,198                 14.697149     2,178,088           (1)%
                                                   1.55%       91,105                 14.684131     1,337,798           (1)%
                                                   1.60%       77,896                 14.671130     1,142,822           (1)%
                                                   1.65%       80,508                 14.658118     1,180,096           (1)%
                                                   1.70%        8,878                 10.713656        95,116           (1)%
                                                   1.75%        8,512                 10.707336        91,141           (1)%
                                                   1.80%       18,541                 10.701026       198,408           (1)%
                                                   1.85%       27,602                 10.694711       295,195           (1)%
                                                   1.90%        3,974                 10.688387        42,476           (1)%
                                                   1.95%       12,630                 10.682070       134,915           (1)%
                                                   2.00%       12,004                 10.675746       128,152           (1)%
                                                   2.05%        3,755                 10.669424        40,064           (1)%
                                                   2.10%          851                 10.663103         9,074           (1)%
                                                   2.15%       20,169                 10.656792       214,937           (1)%
                                                   2.20%          514                 10.650470         5,474           (1)%
                                                   2.30%          114                  9.953656         1,135           (1)%
                                                   2.40%            5                  9.949172            50           (1)%
                                                   2.45%           72                  9.946932           716           (1)%

     Strong Opportunity Fund II, Inc.
       Tax and non-tax qualified ...........       0.95%      123,022                  9.628425     1,184,508           (4)%
                                                   1.00%      302,820                  9.627627     2,915,438           (4)%
                                                   1.05%       14,684                  9.626831       141,360           (4)%
                                                   1.10%          155                  9.626029         1,492           (4)%
                                                   1.15%            6                  9.625238            58           (4)%
                                                   1.20%      126,056                  9.624436     1,213,218           (4)%
                                                   1.25%        4,105                  9.623637        39,505           (4)%
                                                   1.30%       36,888                  9.622839       354,967           (4)%
                                                   1.35%        8,760                  9.622039        84,289           (4)%
                                                   1.40%       66,909                  9.621242       643,748           (4)%
                                                   1.45%      312,500                  9.620440     3,006,388           (4)%
                                                   1.50%          704                  9.619639         6,772           (4)%
                                                   1.55%        1,537                  9.618841        14,784           (4)%
                                                   1.60%        1,028                  9.618040         9,887           (4)%
                                                   1.65%        4,447                  9.617239        42,768           (4)%
                                                   1.70%        3,911                  9.616439        37,610           (4)%
                                                   1.85%           24                  9.614034           231           (4)%
                                                   2.00%           28                  9.611624           269           (4)%

     The Universal Institutional Funds, Inc. -
     Emerging Markets Debt Portfolio:
       Tax and non-tax qualified ...........       0.95%      503,220                 10.046960     5,055,831            6%
                                                   1.00%      210,151                 10.033475     2,108,545            6%
                                                   1.05%       48,126                 10.020022       482,224            6%
                                                   1.10%        4,132                 15.445373        63,820            6%
                                                   1.15%        1,298                 15.431731        20,030            6%
                                                   1.20%      111,617                 15.428323     1,722,063            6%
                                                   1.25%        3,430                 15.414066        52,870            6%
                                                   1.30%        8,875                 15.399790       136,673            6%
                                                   1.35%        1,040                 15.377296        15,992            6%
                                                   1.40%       27,031                 15.363715       415,297            6%
                                                   1.45%       24,238                 15.350124       372,056            6%
                                                   1.50%        7,542                 15.336538       115,668            6%
                                                   1.55%        5,266                 15.322969        80,691            6%
                                                   1.60%          736                 15.309395        11,268            6%

                                                   ASSET                                                               PERIOD
                                                  CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   1.65%          970                 15.295818        14,837            6%
                                                   1.70%          115                 11.839560         1,362            6%
                                                   1.80%           40                 11.825616           473            6%
                                                   1.85%          121                 11.818631         1,430            6%
                                                   1.90%          214                 11.811649         2,528            6%
                                                   1.95%          744                 11.804668         8,783            5%
                                                   2.00%          335                 11.797689         3,952            5%

     The Universal Institutional Funds, Inc. -
     Mid Cap Growth Portfolio:
       Tax and non-tax qualified ...........       0.95%        2,967                  9.889681        29,343           (1)%
                                                   1.00%        5,463                  9.888861        54,023           (1)%
                                                   1.10%        1,099                  9.887226        10,866           (1)%
                                                   1.20%        8,238                  9.885590        81,437           (1)%
                                                   1.25%        1,678                  9.884768        16,587           (1)%
                                                   1.40%        3,419                  9.882309        33,788           (1)%
                                                   1.45%        1,042                  9.881488        10,297           (1)%
                                                   1.50%        1,311                  9.880667        12,954           (1)%

     Van Eck WIT -
     Worldwide Emerging Markets Fund:
       Tax and non-tax qualified ...........       0.95%    2,071,428                  9.945646    20,601,690          (13)%
                                                   1.00%      922,632                  9.932343     9,163,897          (13)%
                                                   1.05%      169,644                  9.919015     1,682,701          (13)%
                                                   1.10%       20,090                 21.799673       437,955          (13)%
                                                   1.15%        3,140                 21.780469        68,391          (13)%
                                                   1.20%      398,486                 20.849384     8,308,188          (13)%
                                                   1.25%       16,627                 20.830114       346,342          (13)%
                                                   1.30%       72,830                 20.810884     1,515,657          (13)%
                                                   1.35%       13,776                 21.703697       298,990          (13)%
                                                   1.40%      121,052                 21.684511     2,624,953          (13)%
                                                   1.45%       96,148                 21.665343     2,083,079          (13)%
                                                   1.50%       14,186                 21.646170       307,073          (13)%
                                                   1.55%       10,377                 21.627038       224,424          (13)%
                                                   1.60%        5,925                 21.607870       128,027          (13)%
                                                   1.65%        6,637                 21.588745       143,285          (13)%
                                                   1.70%        5,416                 13.544391        73,356          (13)%
                                                   1.75%          548                 13.536407         7,418          (13)%
                                                   1.80%          505                 13.528411         6,832          (13)%
                                                   1.85%        1,470                 13.520423        19,875          (13)%
                                                   1.90%        4,090                 13.512456        55,266          (13)%
                                                   1.95%        2,273                 13.504454        30,696          (13)%
                                                   2.00%        3,822                 13.496462        51,583          (13)%
                                                   2.05%          128                 13.488492         1,727          (13)%
                                                   2.10%          479                 13.480515         6,457          (13)%
                                                   2.15%          742                 13.472520         9,997          (13)%
                                                   2.20%          104                 13.464539         1,400          (13)%
                                                   2.30%          128                  8.573038         1,097          (14)%
                                                   2.40%            5                  8.569163            43          (14)%

     Van Eck WIT -
     Worldwide Hard Assets Fund:
       Tax and non-tax qualified ...........       0.95%      730,825                  7.611246     5,562,489            3%
                                                   1.00%      184,145                  7.601028     1,399,691            3%
                                                   1.05%       57,205                  7.590846       434,234            3%
                                                   1.10%          811                 12.267891         9,949            3%
                                                   1.15%          882                 12.257052        10,811            3%
                                                   1.20%       86,761                 13.067636     1,133,761            3%
                                                   1.25%        1,425                 13.055541        18,604            3%
                                                   1.30%       37,929                 13.043470       494,726            3%
                                                   1.35%        4,603                 12.213754        56,220            3%
                                                   1.40%       22,281                 12.202961       271,894            3%
                                                   1.45%       26,244                 12.192156       319,971            3%
                                                   1.55%        1,040                 12.170543        12,657            3%
                                                   1.60%          407                 12.159751         4,949            3%
                                                   1.65%          733                 12.148967         8,905            3%
                                                   1.70%          202                 10.290996         2,079            3%

                                                                     (Continued)

                          NATIONWIDE VARIABLE ACCOUNT-9

CONTRACT OWNERS' EQUITY                            ASSET                                                               PERIOD
(Continued)                                       CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   1.60%          407                 12.159751         4,949            3%
                                                   1.65%          733                 12.148967         8,905            3%
                                                   1.70%          202                 10.290996         2,079            3%

     Van Kampen LIT - Morgan Stanley
     Real Estate Securities Portfolio:
       Tax and non-tax qualified ...........       0.95%    1,736,016                  9.851814    17,102,907           14%
                                                   1.00%    1,127,899                  9.838590    11,096,936           14%
                                                   1.05%      167,557                  9.825411     1,646,316           14%
                                                   1.10%        5,981                 11.307619        67,631           14%
                                                   1.15%        1,927                 11.297635        21,771           14%
                                                   1.20%      591,047                 11.647672     6,884,322           14%
                                                   1.25%       18,777                 11.636904       218,506           14%
                                                   1.30%      102,740                 11.626120     1,194,468           14%
                                                   1.35%        8,145                 11.257751        91,694           14%
                                                   1.40%       64,083                 11.247781       720,792           13%
                                                   1.45%       39,576                 11.237823       444,748           13%
                                                   1.50%        5,032                 11.227868        56,499           13%
                                                   1.55%       15,020                 11.217914       168,493           13%
                                                   1.60%        2,730                 11.207972        30,598           13%
                                                   1.65%          112                 11.198032         1,254           13%
                                                   1.75%        1,422                 10.205779        14,513           13%
                                                   1.80%        1,883                 10.199749        19,206           13%
                                                   1.85%        1,272                 10.193723        12,966           13%
                                                   2.00%           47                 10.175642           478           13%
                                                   2.30%          250                 10.956962         2,739           10%(a)

     Victory VIF -
     Diversified Stock Fund - Class A:
       Tax and non-tax qualified ...........       1.00%        6,651                  9.837015        65,426           (2)%
                                                   1.20%      472,960                  9.764286     4,618,117           (3)%
                                                   1.25%       15,798                  9.759399       154,179           (3)%
                                                   1.45%       53,220                  9.739862       518,355           (3)%
                                                   1.50%       10,654                  9.734997       103,717           (3)%
                                                   1.55%          666                  9.730112         6,480           (3)%
                                                   1.60%        3,371                  9.725240        32,784           (3)%
                                                   1.65%        3,221                  9.720371        31,309           (3)%
                                                   1.90%          274                  9.822324         2,691           (2)%
     Initial funding by depositor ..........       0.95%      100,000                  9.882139       988,214           (2)%

     Victory VIF -
     Investment Quality Bond Fund - Class A:
       Tax and non-tax qualified ...........       1.20%       87,245                 10.248260       894,109            3%
                                                   1.25%        3,212                 10.243154        32,901            3%
                                                   1.50%        2,455                 10.217542        25,084            3%
                                                   1.65%          750                 10.202192         7,652            3%
     Initial funding by depositor ..........       0.95%      100,000                 10.403113     1,040,311            3%

     Victory VIF - Small Company
     Opportunity Fund - Class A:
       Tax and non-tax qualified ...........       1.20%       51,886                 10.641802       552,161            8%
                                                   1.25%        2,537                 10.636476        26,985            8%
                                                   1.45%        1,103                 10.615177        11,709            7%
                                                   1.50%        1,654                 10.609860        17,549            7%
                                                   1.65%          942                 10.593926         9,979            7%
     Initial funding by depositor ..........       0.95%      100,000                 10.770297     1,077,030            7%

     Warburg Pincus Trust - Value Portfolio:
       Tax and non-tax qualified ...........       0.95%      849,554                 11.772663    10,001,513           (3)%
                                                   1.00%      403,755                 11.756886     4,746,902           (3)%
                                                   1.05%      121,769                 11.741157     1,429,709           (3)%
                                                   1.10%        4,273                 12.128010        51,823           (3)%

                                                   ASSET                                                               PERIOD
                                                  CHARGE       UNITS                  UNIT VALUE      AMOUNT           RETURN(b)
                                                  -------    ----------               ----------   ------------       --------
                                                   1.15%        3,667                 12.117309        44,434           (3)%
                                                   1.20%      162,314                 11.898593     1,931,308           (3)%
                                                   1.25%        6,571                 11.887581        78,113           (3)%
                                                   1.30%       21,978                 11.876590       261,024           (3)%
                                                   1.35%       12,065                 12.074538       145,679           (3)%
                                                   1.40%       57,216                 12.063854       690,245           (3)%
                                                   1.45%       21,367                 12.053194       257,541           (3)%
                                                   1.50%       10,087                 12.042511       121,473           (3)%
                                                   1.55%        2,462                 12.031834        29,622           (3)%
                                                   1.60%        3,508                 12.021167        42,170           (3)%
                                                   1.65%          249                 12.010513         2,991           (3)%
                                                   1.70%          985                  9.035426         8,900           (3)%
                                                   1.75%          194                  9.030087         1,752           (3)%
                                                   1.80%        1,577                  9.024760        14,232           (3)%
                                                   1.90%          152                  9.014084         1,370           (3)%

     Warburg Pincus Trust -
     International Equity Portfolio:
       Tax and non-tax qualified ...........       0.95%    1,399,881                 13.617946    19,063,504           (9)%
                                                   1.00%      604,584                 13.599684     8,222,151           (9)%
                                                   1.05%      141,954                 13.581478     1,927,945           (9)%
                                                   1.10%        3,804                 15.909277        60,519           (9)%
                                                   1.15%        2,306                 15.895259        36,654           (9)%
                                                   1.20%      379,022                 14.853456     5,629,787           (9)%
                                                   1.25%       30,159                 14.839720       447,551           (9)%
                                                   1.30%       18,670                 14.826013       276,802           (9)%
                                                   1.35%        3,182                 15.839193        50,400           (9)%
                                                   1.40%          718                 15.825192        11,362           (9)%
                                                   1.45%          822                 15.811182        12,997           (9)%
                                                   1.50%        5,478                 15.797212        86,537           (9)%
                                                   1.60%          175                 15.769250         2,760           (9)%
                                                   1.65%          831                 15.755256        13,093           (9)%

     Warburg Pincus Trust -
     Global Post-Venture Capital Portfolio:
        Tax and non-tax qualified ..........       0.95%      741,862                 17.588850    13,048,499            4%
                                                   1.00%      305,486                 17.565304     5,365,954            4%
                                                   1.05%       97,829                 17.541768     1,716,094            4%
                                                   1.10%        4,483                 21.676154        97,174            4%
                                                   1.15%          326                 21.657046         7,060            4%
                                                   1.20%       70,737                 21.475812     1,519,135            4%
                                                   1.25%        2,507                 21.455945        53,790            4%
                                                   1.30%        9,611                 21.436129       206,023            4%
                                                   1.35%        2,921                 21.580665        63,037            4%
                                                   1.40%        1,553                 21.561586        33,485            4%
                                                   1.65%           23                 21.466340           494            4%
                                                            =========                 =========

     Reserve for annuity contracts in payout phase:
       Non-tax qualified .....................                                                         14,444

     Total Contract Owners' Equity .........                                                  $ 9,486,980,169
                                                                                              ===============




(a) This investment option was not being utilized for the entire period. Accordingly, the period return was computed for such period as the investment option was utilized.

(b) The period return does not include contract charges satisfied by surrendering units.

                                                               --------------
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